Quarterly Holdings Report
for
Fidelity® Global ex U.S. Index Fund
January 31, 2025
GUX-NPRT1-0425
1.929354.113
Common Stocks - 99.4%
	Shares	Value ($)
AUSTRALIA - 4.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	1,676,095	4,092,005
Interactive Media & Services - 0.1%
CAR Group Ltd	156,385	3,897,022
REA Group Ltd	21,913	3,360,979
SEEK Ltd	148,158	2,083,066
		9,341,067
TOTAL COMMUNICATION SERVICES		13,433,072

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	469,718	22,125,785
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	234,441	10,901,423
Lottery Corp/The	919,573	2,858,798
		13,760,221
TOTAL CONSUMER DISCRETIONARY		35,886,006

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	335,573	2,226,188
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	553,030	6,666,209
Endeavour Group Ltd/Australia	637,332	1,662,473
Woolworths Group Ltd	504,981	9,494,411
		17,823,093
TOTAL CONSUMER STAPLES		20,049,281

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	1,342,542	5,813,149
Woodside Energy Group Ltd	785,789	11,976,044
		17,789,193
Financials - 1.8%
Banks - 1.4%
ANZ Group Holdings Ltd	1,232,018	23,264,915
Commonwealth Bank of Australia	692,677	68,354,926
National Australia Bank Ltd	1,271,948	31,342,901
Westpac Banking Corp	1,422,634	29,518,006
		152,480,748
Capital Markets - 0.2%
ASX Ltd	80,195	3,144,405
Macquarie Group Ltd	149,859	22,169,028
		25,313,433
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	98,915	2,087,067
Insurance - 0.2%
Insurance Australia Group Ltd	981,633	5,567,092
Medibank Pvt Ltd	1,146,675	2,827,375
QBE Insurance Group Ltd	623,249	8,044,748
Suncorp Group Ltd	526,713	6,753,006
		23,192,221
TOTAL FINANCIALS		203,073,469

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	27,088	5,331,506
Health Care Providers & Services - 0.0%
Ramsay Health Care Ltd	75,301	1,564,276
Sonic Healthcare Ltd	190,049	3,338,734
		4,903,010
Health Care Technology - 0.0%
Pro Medicus Ltd (b)	23,833	4,078,681
TOTAL HEALTH CARE		14,313,197

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	576,013	7,039,163
Passenger Airlines - 0.0%
Qantas Airways Ltd (c)	319,814	1,853,279
Professional Services - 0.0%
Computershare Ltd	219,557	4,772,742
Trading Companies & Distributors - 0.0%
Reece Ltd	92,360	1,353,076
SGH Ltd	84,174	2,483,402
		3,836,478
Transportation Infrastructure - 0.2%
Transurban Group unit	1,284,787	10,582,895
TOTAL INDUSTRIALS		28,084,557

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	76,164	5,765,825
Materials - 1.2%
Chemicals - 0.0%
Orica Ltd	201,292	2,182,009
Metals & Mining - 1.2%
BHP Group Ltd	2,099,761	51,569,475
BlueScope Steel Ltd	183,183	2,392,057
Fortescue Ltd	700,879	8,208,256
Glencore PLC	4,292,573	18,545,846
Mineral Resources Ltd	73,239	1,562,442
Northern Star Resources Ltd	475,866	5,036,436
Rio Tinto Ltd	153,512	11,056,080
Rio Tinto PLC	466,589	28,098,883
South32 Ltd	1,873,405	3,846,756
		130,316,231
TOTAL MATERIALS		132,498,240

Real Estate - 0.3%
Diversified REITs - 0.1%
GPT Group/The unit	794,254	2,254,766
Mirvac Group unit	1,638,457	1,982,078
Stockland unit	988,984	3,133,106
		7,369,950
Industrial REITs - 0.1%
Goodman Group unit	712,300	15,884,405
Retail REITs - 0.1%
Scentre Group unit	2,153,895	4,874,420
Vicinity Ltd unit	1,618,845	2,193,975
		7,068,395
TOTAL REAL ESTATE		30,322,750

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	713,852	4,603,900
Gas Utilities - 0.0%
Apa Group unit	540,833	2,280,821
TOTAL UTILITIES		6,884,721

TOTAL AUSTRALIA		508,100,311
AUSTRIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	60,796	2,515,222
Financials - 0.1%
Banks - 0.1%
Erste Group Bank AG	139,353	8,592,933
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	171,227	2,680,343
Mondi PLC (South Africa)	13,366	207,211
		2,887,554
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	28,172	2,165,619
TOTAL AUSTRIA		16,161,328
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	8,769	1,477,346
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	372,081	18,334,810
Food Products - 0.0%
Lotus Bakeries NV	166	1,773,747
TOTAL CONSUMER STAPLES		20,108,557

Financials - 0.1%
Banks - 0.1%
KBC Group NV	95,092	7,333,525
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	34,511	2,405,875
Sofina SA	6,276	1,572,991
		3,978,866
Insurance - 0.0%
Ageas SA/NV	65,734	3,397,348
TOTAL FINANCIALS		14,709,739

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	52,423	10,234,997
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	30,748	2,440,195
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	75,840	1,636,469
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	11,814	799,694
TOTAL BELGIUM		51,406,997
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	169,400	1,503,543
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	346,800	926,335
TOTAL COMMUNICATION SERVICES		2,429,878

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Vibra Energia SA	411,751	1,187,895
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	1,953,000	3,709,466
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	535,264	1,931,660
Food Products - 0.0%
BRF SA	206,400	773,110
Personal Care Products - 0.0%
Natura & Co Holding SA	369,503	797,927
TOTAL CONSUMER STAPLES		7,212,163

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cosan SA	512,164	678,322
Petroleo Brasileiro SA	1,841,200	11,874,442
Petroleo Brasileiro SA	1,552,809	11,066,725
PRIO SA/Brazil (c)	333,800	2,341,264
Ultrapar Participacoes SA	298,400	844,540
		26,805,293
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	671,415	1,266,073
Banco Bradesco SA	2,192,044	4,534,837
Banco do Brasil SA	712,100	3,372,820
Inter & Co Inc Class A (b)	95,635	500,171
Itau Unibanco Holding SA	2,006,121	11,606,155
Itausa SA	2,358,759	3,846,472
NU Holdings Ltd/Cayman Islands Class A (c)	1,219,660	16,148,298
		41,274,826
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	2,261,398	4,330,053
Banco BTG Pactual SA unit	489,800	2,729,748
XP Inc Class A	154,322	2,106,495
		9,166,296
Financial Services - 0.0%
StoneCo Ltd Class A (c)	102,955	944,097
Insurance - 0.0%
BB Seguridade Participacoes SA	287,900	1,898,626
Caixa Seguridade Participacoes S/A	243,800	612,415
		2,511,041
TOTAL FINANCIALS		53,896,260

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (c)(d)(e)	1,979,355	819,643
Rede D'Or Sao Luiz SA (d)(e)	327,692	1,567,234
		2,386,877
Pharmaceuticals - 0.0%
Hypera SA	149,200	466,693
TOTAL HEALTH CARE		2,853,570

Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA (c)	290,900	2,971,694
Electrical Equipment - 0.1%
WEG SA	695,000	6,545,598
Ground Transportation - 0.0%
Localiza Rent a Car SA	381,542	2,015,418
Rumo SA	532,300	1,675,947
		3,691,365
Transportation Infrastructure - 0.0%
CCR SA	401,500	771,527
TOTAL INDUSTRIALS		13,980,184

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	227,700	1,327,070
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	67,478	2,020,996
Containers & Packaging - 0.0%
Klabin SA unit	334,930	1,286,065
Metals & Mining - 0.3%
Cia Siderurgica Nacional SA	273,700	425,721
Gerdau SA	583,348	1,718,885
Vale SA	1,409,286	13,063,034
Wheaton Precious Metals Corp	187,817	11,718,613
		26,926,253
Paper & Forest Products - 0.0%
Suzano SA	287,038	3,063,382
TOTAL MATERIALS		33,296,696

Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	490,580	3,029,583
Centrais Eletricas Brasileiras SA Series B	112,007	760,890
Cia Energetica de Minas Gerais	775,126	1,453,680
Cia Paranaense de Energia - Copel Series B	471,400	782,433
CPFL Energia SA	89,600	527,108
Energisa S/A unit	107,000	726,144
Equatorial Energia SA	497,714	2,567,754
Equatorial Energia SA rights 2/13/2025 (c)	1,676	1,362
		9,848,954
Independent Power and Renewable Electricity Producers - 0.0%
Engie Brasil Energia SA	87,950	553,821
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	198,400	3,210,563
TOTAL UTILITIES		13,613,338

TOTAL BRAZIL		156,602,347
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	74,864	1,525,096
CANADA - 7.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	30,018	714,847
Quebecor Inc Class B	65,113	1,445,313
TELUS Corp	203,797	2,955,958
		5,116,118
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	148,952	4,091,350
TOTAL COMMUNICATION SERVICES		9,207,468

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	113,026	4,481,067
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A (b)	21,628	2,434,907
Dollarama Inc	116,396	11,014,513
		13,449,420
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	123,521	7,594,755
Restaurant Brands International Inc (United States) (b)	3,826	235,452
		7,830,207
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	58,484	3,016,049
TOTAL CONSUMER DISCRETIONARY		28,776,743

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	313,853	16,574,272
Empire Co Ltd Class A	55,512	1,632,492
George Weston Ltd	24,344	3,762,947
Loblaw Cos Ltd	62,807	7,864,326
Metro Inc/CN	87,495	5,466,970
		35,301,007
Food Products - 0.0%
Saputo Inc	104,228	1,731,934
TOTAL CONSUMER STAPLES		37,032,941

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
ARC Resources Ltd	245,510	4,204,592
Cameco Corp	180,207	8,911,465
Canadian Natural Resources Ltd	874,991	26,580,557
Cenovus Energy Inc	568,218	8,218,215
Enbridge Inc	901,194	38,972,060
Imperial Oil Ltd	75,859	5,045,784
Keyera Corp	95,142	2,699,732
MEG Energy Corp	110,763	1,816,137
Parkland Corp	57,120	1,271,429
Pembina Pipeline Corp	240,199	8,670,203
Suncor Energy Inc	522,326	19,597,782
TC Energy Corp	429,597	19,358,246
Tourmaline Oil Corp	146,101	6,655,897
		152,002,099
Financials - 3.1%
Banks - 1.9%
Bank of Montreal	301,820	29,879,837
Bank of Nova Scotia/The (b)	511,941	26,193,231
Canadian Imperial Bank of Commerce	390,211	24,580,326
National Bank of Canada	140,881	12,503,692
Royal Bank of Canada	585,477	71,376,348
Toronto Dominion Bank	723,466	41,271,935
		205,805,369
Capital Markets - 0.5%
Brookfield Asset Management Ltd Class A	147,059	8,801,178
Brookfield Corp Class A	565,948	34,602,910
IGM Financial Inc	34,070	1,093,118
Onex Corp Subordinate Voting Shares	26,231	2,011,883
TMX Group Ltd	114,771	3,552,069
		50,061,158
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	8,559	11,520,714
Great-West Lifeco Inc	115,575	3,736,794
iA Financial Corp Inc	38,882	3,590,568
Intact Financial Corp	73,831	13,114,166
Manulife Financial Corp	728,176	21,774,885
Power Corp of Canada Subordinate Voting Shares	232,763	7,054,880
Sun Life Financial Inc	239,060	13,785,818
		74,577,825
TOTAL FINANCIALS		330,444,352

Industrials - 0.9%
Aerospace & Defense - 0.0%
CAE Inc (c)	131,779	3,107,349
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp	167,200	3,284,522
RB Global Inc	76,258	6,823,566
		10,108,088
Construction & Engineering - 0.1%
Stantec Inc	47,214	3,653,737
WSP Global Inc	53,960	9,156,882
		12,810,619
Ground Transportation - 0.6%
Canadian National Railway Co	221,311	23,118,613
Canadian Pacific Kansas City Ltd	386,105	30,684,370
TFI International Inc	33,256	4,382,877
		58,185,860
Passenger Airlines - 0.0%
Air Canada (c)	71,316	962,264
Professional Services - 0.1%
Thomson Reuters Corp	65,091	10,938,298
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	34,083	2,717,775
TOTAL INDUSTRIALS		98,830,253

Information Technology - 0.9%
IT Services - 0.6%
CGI Inc Class A	84,194	9,925,316
Shopify Inc Class A (c)	501,882	58,571,030
		68,496,346
Software - 0.3%
Constellation Software Inc/Canada	8,336	27,261,964
Constellation Software Inc/Canada warrants 3/31/2040 (c)(f)	7,326	1
Descartes Systems Group Inc/The (c)	35,445	4,102,874
Open Text Corp	109,897	3,233,354
		34,598,193
TOTAL INFORMATION TECHNOLOGY		103,094,539

Materials - 0.7%
Chemicals - 0.1%
Nutrien Ltd	204,803	10,570,250
Containers & Packaging - 0.0%
CCL Industries Inc Class B	61,632	3,061,351
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	207,624	19,297,382
Barrick Gold Corp	725,959	11,868,295
Franco-Nevada Corp	79,647	10,827,301
Kinross Gold Corp	509,421	5,737,931
Pan American Silver Corp	150,421	3,488,967
Teck Resources Ltd Class B	188,558	7,702,679
		58,922,555
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	22,673	1,965,820
TOTAL MATERIALS		74,519,976

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	16,789	3,053,291
Residential REITs - 0.0%
Canadian Apartment Properties REIT	33,625	937,247
TOTAL REAL ESTATE		3,990,538

Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc (b)	119,209	4,529,343
Fortis Inc/Canada	205,618	8,757,529
Hydro One Ltd (d)(e)	135,503	4,216,084
		17,502,956
Gas Utilities - 0.0%
AltaGas Ltd	123,201	2,843,198
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp	55,968	1,491,094
Multi-Utilities - 0.0%
Canadian Utilities Ltd Class A	56,023	1,308,687
TOTAL UTILITIES		23,145,935

TOTAL CANADA		861,044,844
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	359,583	1,363,696
Specialty Retail - 0.0%
Empresas Copec SA	163,561	1,094,186
TOTAL CONSUMER DISCRETIONARY		2,457,882

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	534,379	1,361,961
Financials - 0.0%
Banks - 0.0%
Banco de Chile	19,008,839	2,355,321
Banco de Credito e Inversiones SA	35,572	1,088,120
Banco Santander Chile	27,179,782	1,404,848
		4,848,289
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	60,484,548	916,302
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B	59,338	2,344,120
Metals & Mining - 0.2%
Antofagasta PLC	163,091	3,488,235
Lundin Mining Corp	305,980	2,416,934
		5,905,169
Paper & Forest Products - 0.0%
Empresas Cmpc SA	459,888	784,843
TOTAL MATERIALS		9,034,132

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	8,791,707	791,065
Enel Chile SA	11,135,099	661,817
		1,452,882
TOTAL CHILE		20,071,448
CHINA - 8.5%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	18,326,000	2,634,161
Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	65,500	135,198
China Ruyi Holdings Ltd (b)(c)	2,568,000	820,637
Kingsoft Corp Ltd	387,600	1,944,989
Mango Excellent Media Co Ltd A Shares (China)	41,100	158,111
Netease Inc	800,295	16,450,225
Tencent Music Entertainment Group Class A ADR	311,094	3,726,906
		23,236,066
Interactive Media & Services - 1.6%
Autohome Inc Class A ADR	26,670	747,293
Baidu Inc A Shares (c)	944,394	10,677,773
Bilibili Inc Z Shares (c)	97,511	1,635,322
Kanzhun Ltd ADR (c)	108,664	1,565,848
Kuaishou Technology B Shares (c)(d)(e)	1,109,800	5,996,301
Kunlun Tech Co Ltd A Shares (China)	29,900	153,127
Tencent Holdings Ltd	2,688,800	141,471,799
		162,247,463
Media - 0.0%
China Literature Ltd (c)(d)(e)	171,600	574,797
Focus Media Information Technology Co Ltd A Shares (China)	317,140	289,390
Jiangsu Phoenix Publishing & Media Corp Ltd A Shares (China)	87,500	136,256
		1,000,443
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	761,300	514,528
TOTAL COMMUNICATION SERVICES		189,632,661

Consumer Discretionary - 2.8%
Automobile Components - 0.0%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	16,740	105,869
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	6,100	110,999
Fuyao Glass Industry Group Co Ltd A Shares (China)	95,600	788,658
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	195,600	1,317,908
Huayu Automotive Systems Co Ltd A Shares (China)	67,031	155,695
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	13,300	199,715
Ningbo Tuopu Group Co Ltd A Shares (China)	44,205	401,582
Sailun Group Co Ltd A Shares (China)	95,200	201,646
Shandong Linglong Tyre Co Ltd A Shares (China)	33,300	83,399
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	49,000	115,150
		3,480,621
Automobiles - 0.4%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China)	54,200	306,349
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (c)	156,500	171,947
BYD Co Ltd A Shares (China)	37,500	1,426,200
BYD Co Ltd H Shares	440,000	15,461,762
Chongqing Changan Automobile Co Ltd A Shares (China)	188,290	327,163
Geely Automobile Holdings Ltd	2,507,000	4,600,945
Great Wall Motor Co Ltd A Shares (China)	69,400	238,964
Great Wall Motor Co Ltd H Shares	937,000	1,522,404
Guangzhou Automobile Group Company Ltd A Shares (China)	52,400	62,375
Guangzhou Automobile Group Company Ltd H Shares (b)	238,000	93,160
Li Auto Inc A Shares (c)	511,864	6,024,602
NIO Inc A Shares (b)(c)	603,546	2,611,693
SAIC Motor Corp Ltd A Shares (China)	185,200	439,230
Seres Group Co Ltd A Shares (China)	36,500	672,821
XPeng Inc A Shares (c)	513,726	3,904,243
Yadea Group Holdings Ltd (d)(e)	500,516	827,352
Zhejiang Leapmotor Technology Co Ltd H Shares (c)(d)(e)	212,100	877,864
		39,569,074
Broadline Retail - 1.5%
Alibaba Group Holding Ltd	6,741,112	82,689,748
JD.com Inc A Shares	1,022,617	20,800,868
MINISO Group Holding Ltd A Shares (b)	158,620	913,814
PDD Holdings Inc Class A ADR (c)	287,424	32,165,620
Prosus NV Class N	566,367	21,633,827
Vipshop Holdings Ltd Class A ADR	141,486	2,033,154
		160,237,031
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	125,300	223,100
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	609,310	2,968,022
TAL Education Group Class A ADR (c)	170,813	2,089,043
		5,057,065
Hotels, Restaurants & Leisure - 0.7%
H World Group Ltd ADR	84,332	2,710,430
Haidilao International Holding Ltd (d)(e)	686,000	1,276,582
Meituan B Shares (c)(d)(e)	2,049,610	39,009,321
Tongcheng Travel Holdings Ltd (d)	524,400	1,316,401
TravelSky Technology Ltd H Shares	384,000	471,628
Trip.com Group Ltd (c)	256,055	17,983,803
Yum China Holdings Inc	158,089	7,311,616
		70,079,781
Household Durables - 0.1%
Beijing Roborock Technology Co Ltd A Shares (China)	5,098	161,776
Ecovacs Robotics Co Ltd A Shares (China)	15,200	89,860
Gree Electric Appliances Inc of Zhuhai A Shares (China)	64,900	403,288
Haier Smart Home Co Ltd A Shares (China)	235,229	903,329
Haier Smart Home Co Ltd H Shares	911,400	3,014,510
Hangzhou GreatStar Industrial Co Ltd A Shares (China)	24,100	107,319
Hisense Home Appliances Group Co Ltd A Shares (China)	97,000	426,585
Hisense Home Appliances Group Co Ltd H Shares	47,000	162,861
Midea Group Co Ltd A Shares (China)	68,600	701,221
Midea Group Co Ltd H Shares (b)	143,700	1,381,323
Oppein Home Group Inc A Shares (China)	14,460	130,883
Zhejiang Supor Co Ltd A Shares (China)	12,100	88,819
		7,571,774
Specialty Retail - 0.0%
China Tourism Group Duty Free Corp Ltd A Shares (China)	50,200	423,051
Chow Tai Fook Jewellery Group Ltd	798,400	718,282
HLA Group Corp Ltd A Shares (China)	113,400	137,763
Pop Mart International Group Ltd (d)(e)	222,200	2,680,579
Zhongsheng Group Holdings Ltd	334,000	526,383
		4,486,058
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	528,600	5,600,166
Bosideng International Holdings Ltd	1,550,000	745,966
Li Ning Co Ltd	956,000	1,965,518
Shenzhou International Group Holdings Ltd	344,600	2,593,821
		10,905,471
TOTAL CONSUMER DISCRETIONARY		301,609,975

Consumer Staples - 0.3%
Beverages - 0.2%
Anhui Gujing Distillery Co Ltd A Shares (China)	3,400	78,306
Anhui Gujing Distillery Co Ltd B Shares	62,502	907,865
Anhui Yingjia Distillery Co Ltd A Shares (China)	19,800	153,251
Beijing Yanjing Brewery Co Ltd A Shares (China)	64,000	100,301
China Resources Beer Holdings Co Ltd	671,662	2,036,311
Chongqing Brewery Co Ltd A Shares (China)	15,800	121,137
Eastroc Beverage Group Co Ltd A Shares (China)	10,010	336,023
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	27,900	168,038
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	35,800	388,569
Kweichow Moutai Co Ltd A Shares (China)	31,900	6,349,411
Luzhou Laojiao Co Ltd A Shares (China)	35,300	566,286
Nongfu Spring Co Ltd H Shares (b)(d)(e)	835,400	3,918,668
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	29,320	700,188
Tsingtao Brewery Co Ltd A Shares (China)	35,500	341,924
Tsingtao Brewery Co Ltd H Shares	232,000	1,423,222
Wuliangye Yibin Co Ltd A Shares (China)	95,400	1,685,500
		19,275,000
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(c)	2,376,000	1,100,805
JD Health International Inc (c)(d)(e)	462,100	1,900,731
Yifeng Pharmacy Chain Co Ltd A Shares (China)	26,062	82,274
		3,083,810
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	19,600	93,814
Anjoy Foods Group Co Ltd A Shares (China)	6,700	69,986
China Feihe Ltd (d)(e)	1,489,000	1,018,541
China Huishan Dairy Holdings Co Ltd (c)(f)	397,000	1
China Mengniu Dairy Co Ltd	1,311,000	2,604,535
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	118,377	672,929
Guangdong Haid Group Co Ltd A Shares (China)	36,900	253,631
Hebei Yangyuan Zhihui Beverage Co Ltd A Shares (China)	28,200	85,982
Heilongjiang Agriculture Co Ltd A Shares (China)	73,100	143,838
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	93,600	340,730
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	148,200	572,035
Muyuan Foods Co Ltd A Shares (China)	169,640	874,333
New Hope Liuhe Co Ltd A Shares (China) (c)	103,800	124,793
Tingyi Cayman Islands Holding Corp	828,000	1,260,293
Want Want China Holdings Ltd	2,000,000	1,216,648
Wens Foodstuff Group Co Ltd A Shares (China)	149,200	333,052
Wilmar International Ltd	781,893	1,787,457
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	38,400	162,937
		11,615,535
Personal Care Products - 0.0%
Bloomage Biotechnology Corp Ltd A Shares (China)	10,867	72,798
Giant Biogene Holding Co ltd (d)(e)	125,000	928,850
Hengan International Group Co Ltd	267,500	731,240
		1,732,888
Tobacco - 0.0%
Smoore International Holdings Ltd (b)(d)(e)	758,000	1,221,843
TOTAL CONSUMER STAPLES		36,929,076

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	780,000	701,729
CNOOC Energy Technology & Services Ltd A Shares (China)	150,500	87,228
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	24,000	137,689
		926,646
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	849,000	974,096
China Merchants Energy Shipping Co Ltd A Shares (China)	190,000	181,927
China Petroleum & Chemical Corp A Shares (China)	924,000	776,748
China Petroleum & Chemical Corp H Shares	9,876,000	5,424,772
China Shenhua Energy Co Ltd A Shares (China)	135,500	748,018
China Shenhua Energy Co Ltd H Shares	1,435,000	5,773,592
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	107,700	183,881
COSCO SHIPPING Energy Transportation Co Ltd H Shares (b)	530,000	484,298
Guanghui Energy Co Ltd A Shares (China)	151,500	127,481
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	67,700	189,346
Inner Mongolia Yitai Coal Co Ltd B Shares	514,000	1,067,574
PetroChina Co Ltd A Shares (China)	525,000	600,449
PetroChina Co Ltd H Shares	8,746,000	6,723,462
Pingdingshan Tianan Coal Mining Co Ltd A Shares (China)	56,400	70,307
Shaanxi Coal Industry Co Ltd A Shares (China)	231,600	695,158
Shan Xi Hua Yang Group New Energy Co Ltd A Shares (China)	82,650	77,327
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	126,970	129,958
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	67,600	117,481
Yankuang Energy Group Co Ltd A Shares (China)	173,485	322,388
Yankuang Energy Group Co Ltd H Shares	1,250,500	1,320,810
		25,989,073
TOTAL ENERGY		26,915,719

Financials - 1.5%
Banks - 1.1%
Agricultural Bank of China Ltd A Shares (China)	2,154,700	1,535,284
Agricultural Bank of China Ltd H Shares	11,390,000	6,256,394
Bank of Beijing Co Ltd A Shares (China)	471,716	390,238
Bank of Changsha Co Ltd A Shares (China)	104,200	132,906
Bank of Chengdu Co Ltd A Shares (China)	77,600	184,380
Bank of China Ltd A Shares (China)	1,010,800	760,488
Bank of China Ltd H Shares	29,206,000	15,067,971
Bank of Communications Co Ltd A Shares (China)	863,500	864,894
Bank of Communications Co Ltd H Shares	3,749,000	3,026,375
Bank of Hangzhou Co Ltd A Shares (China)	161,980	330,538
Bank of Jiangsu Co Ltd A Shares (China)	459,730	630,750
Bank of Nanjing Co Ltd A Shares (China)	279,500	412,397
Bank of Ningbo Co Ltd A Shares (China)	233,640	852,679
Bank of Shanghai Co Ltd A Shares (China)	388,820	499,357
Bank of Suzhou Co Ltd A Shares (China)	79,200	86,800
BOC Hong Kong Holdings Ltd	1,529,149	4,955,276
China CITIC Bank Corp Ltd A Shares (China)	200,300	183,950
China CITIC Bank Corp Ltd H Shares	3,430,000	2,447,516
China Construction Bank Corp A Shares (China)	706,442	832,816
China Construction Bank Corp H Shares	39,132,000	31,842,307
China Everbright Bank Co Ltd A Shares (China)	324,600	173,711
China Everbright Bank Co Ltd H Shares	2,408,000	939,478
China Merchants Bank Co Ltd A Shares (China)	491,900	2,768,685
China Merchants Bank Co Ltd H Shares	1,633,751	8,942,553
China Minsheng Banking Corp Ltd A Shares (China)	801,300	459,842
China Minsheng Banking Corp Ltd H Shares	2,836,300	1,350,463
China Zheshang Bank Co Ltd A Shares (China)	508,950	203,918
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	243,400	203,125
CNPC Capital Co Ltd A Shares (China)	223,000	202,124
Huaxia Bank Co Ltd A Shares (China)	482,600	506,681
Industrial & Commercial Bank of China Ltd A Shares (China)	1,790,200	1,685,961
Industrial & Commercial Bank of China Ltd H Shares	28,426,000	19,298,700
Industrial Bank Co Ltd A Shares (China)	506,100	1,422,039
Ping An Bank Co Ltd A Shares (China)	528,200	838,111
Postal Savings Bank of China Co Ltd A Shares (China)	436,700	326,687
Postal Savings Bank of China Co Ltd H Shares (d)(e)	3,602,000	2,144,956
Shanghai Pudong Development Bank Co Ltd A Shares (China)	737,500	1,086,601
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	252,300	291,115
		114,138,066
Capital Markets - 0.1%
BOC International China Co Ltd A Shares (China)	54,800	79,089
Caitong Securities Co Ltd A Shares (China)	146,470	154,690
Capital Securities Co Ltd A Shares (China)	43,900	119,964
Changjiang Securities Co Ltd A Shares (China)	163,600	144,269
China Galaxy Securities Co Ltd A Shares (China)	198,800	384,011
China Galaxy Securities Co Ltd H Shares	1,418,500	1,283,439
China Great Wall Securities Co Ltd A Shares (China)	134,000	143,623
China International Capital Corp Ltd A Shares (China)	61,100	263,095
China International Capital Corp Ltd H Shares (d)(e)	656,400	1,083,343
China Merchants Securities Co Ltd A Shares (China)	187,830	467,814
CITIC Securities Co Ltd A Shares (China)	224,030	834,512
CITIC Securities Co Ltd H Shares (b)	749,675	2,030,075
CSC Financial Co Ltd A Shares (China)	103,100	339,194
Dongxing Securities Co Ltd A Shares (China)	92,500	135,832
East Money Information Co Ltd A Shares (China)	383,689	1,219,744
Everbright Securities Co Ltd A Shares (China)	86,400	202,573
Founder Securities Co Ltd A Shares (China)	186,400	201,484
GF Securities Co Ltd A Shares (China)	139,500	298,814
GF Securities Co Ltd H Shares	11,000	14,823
Guolian Securities Co Ltd A Shares (China)	55,900	84,898
Guosen Securities Co Ltd A Shares (China)	151,000	215,623
Guotai Junan Securities Co Ltd A Shares (China)	43,000	105,559
Guotai Junan Securities Co Ltd H Shares (d)(e)	280,200	414,264
Guoyuan Securities Co Ltd A Shares (China)	132,300	145,217
Haitong Securities Co Ltd A Shares (China)	224,300	328,351
Haitong Securities Co Ltd H Shares	1,136,000	989,931
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	13,000	506,360
Huatai Securities Co Ltd A Shares (China)	66,400	156,274
Huatai Securities Co Ltd H Shares (d)(e)	696,400	1,190,473
Industrial Securities Co Ltd A Shares (China)	186,940	154,566
Nanjing Securities Co Ltd A Shares (China)	88,600	103,191
Orient Securities Co Ltd/China A Shares (China)	168,708	227,210
SDIC Capital Co Ltd A Shares (China)	212,000	208,266
Shenwan Hongyuan Group Co Ltd A Shares (China)	549,400	381,103
Sinolink Securities Co Ltd A Shares (China)	92,300	105,215
SooChow Securities Co Ltd A Shares (China)	96,649	100,617
Southwest Securities Co Ltd A Shares (China)	132,600	80,109
Tianfeng Securities Co Ltd A Shares (China) (c)	210,000	119,184
Western Securities Co Ltd A Shares (China)	93,900	99,303
Zheshang Securities Co Ltd A Shares (China)	89,300	139,559
Zhongtai Securities Co Ltd A Shares (China)	239,500	205,935
		15,461,596
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	48,232	1,924,457
Financial Services - 0.0%
Far East Horizon Ltd	814,000	598,598
Insurance - 0.3%
China Life Insurance Co Ltd A Shares (China)	34,700	195,165
China Life Insurance Co Ltd H Shares	3,184,000	5,876,092
China Pacific Insurance Group Co Ltd A Shares (China)	160,200	717,833
China Pacific Insurance Group Co Ltd H Shares	1,115,000	3,312,703
China Taiping Insurance Holdings Co Ltd	576,177	856,290
New China Life Insurance Co Ltd A Shares (China)	49,500	327,430
New China Life Insurance Co Ltd H Shares	385,100	1,200,982
People's Insurance Co Group of China Ltd/The A Shares (China)	140,700	139,433
People's Insurance Co Group of China Ltd/The H Shares	3,778,000	1,929,753
PICC Property & Casualty Co Ltd H Shares	2,860,933	4,640,998
Ping An Insurance Group Co of China Ltd A Shares (China)	321,392	2,266,979
Ping An Insurance Group Co of China Ltd H Shares	2,710,000	15,259,155
		36,722,813
TOTAL FINANCIALS		168,845,530

Health Care - 0.3%
Biotechnology - 0.1%
Akeso Inc (b)(c)(d)(e)	254,000	1,983,586
Beigene Ltd H Shares (c)	288,871	5,016,052
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	47,160	135,985
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China)	26,146	245,896
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	58,000	193,763
Hualan Biological Engineering Inc A Shares (China)	41,350	90,427
Imeik Technology Development Co Ltd A Shares (China)	7,320	172,793
Innovent Biologics Inc (c)(d)(e)	510,500	2,165,329
Shanghai RAAS Blood Products Co Ltd A Shares (China)	153,600	148,014
		10,151,845
Health Care Equipment & Supplies - 0.0%
Autobio Diagnostics Co Ltd A Shares (China)	21,900	121,432
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	34,900	172,843
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,080,800	674,122
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	21,938	377,814
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	30,000	966,576
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	16,900	144,690
		2,457,477
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	241,269	412,264
China National Medicines Corp Ltd A Shares (China)	17,200	76,691
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	45,000	167,278
Huadong Medicine Co Ltd A Shares (China)	38,660	186,194
Jointown Pharmaceutical Group Co Ltd A Shares (China)	112,749	77,713
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	108,300	301,512
Shanghai Pharmaceuticals Holding Co Ltd H Shares	220,600	349,930
Sinopharm Group Co Ltd H Shares	554,400	1,462,149
		3,033,731
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (c)	470,000	644,207
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	4,600	31,197
Hangzhou Tigermed Consulting Co Ltd H Shares (d)(e)	12,600	45,359
Pharmaron Beijing Co Ltd A Shares (China)	12,300	42,386
Pharmaron Beijing Co Ltd H Shares (b)(d)(e)	52,500	95,003
Wuxi Apptec Co Ltd A Shares (China)	51,948	398,075
Wuxi Apptec Co Ltd H Shares (b)(d)(e)	136,700	968,421
Wuxi Biologics Cayman Inc (c)(d)(e)	1,465,000	3,463,250
		5,687,898
Pharmaceuticals - 0.1%
Asymchem Laboratories Tianjin Co Ltd A Shares (China)	9,960	102,758
Beijing Tong Ren Tang Co Ltd A Shares (China)	29,200	149,194
Changchun High-Tech Industry Group Co Ltd A Shares (China)	8,700	112,045
China Resources Pharmaceutical Group Ltd (d)(e)	792,000	531,598
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	28,470	174,078
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	37,020	147,221
CSPC Pharmaceutical Group Ltd	3,414,640	1,954,504
Dong-E-E-Jiao Co Ltd A Shares (China)	13,300	111,706
Hansoh Pharmaceutical Group Co Ltd (d)(e)	486,000	1,115,220
Hubei Jumpcan Pharmaceutical Co Ltd A Shares (China)	33,600	128,163
Humanwell Healthcare Group Co Ltd A Shares (China)	38,100	114,435
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	152,548	942,492
Jiangsu Nhwa Pharmaceutical Co Ltd A Shares (China)	20,700	65,731
Kangmei Pharmaceutical Co Ltd rights (c)(f)	2,749	0
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares (b)	106,500	178,778
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	23,200	95,596
Shijiazhuang Yiling Pharmaceutical Co Ltd A Shares (China)	38,060	71,610
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	37,000	143,926
Yunnan Baiyao Group Co Ltd A Shares (China)	41,480	332,200
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	13,898	389,496
Zhejiang Huahai Pharmaceutical Co Ltd A Shares (China)	33,860	72,591
		6,933,342
TOTAL HEALTH CARE		28,264,293

Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aero-Engine Control Co Ltd A Shares (China)	27,900	75,766
AECC Aviation Power Co Ltd A Shares (China)	63,700	329,330
AviChina Industry & Technology Co Ltd H Shares	998,000	463,656
AVICOPTER PLC A Shares (China)	17,100	85,352
Kuang-Chi Technologies Co Ltd A Shares (China)	52,200	294,012
		1,248,116
Air Freight & Logistics - 0.1%
JD Logistics Inc (c)(d)(e)	813,400	1,392,569
SF Holding Co Ltd A Shares (China)	126,100	686,167
YTO Express Group Co Ltd A Shares (China)	74,000	140,323
ZTO Express Cayman Inc A Shares	175,991	3,369,472
		5,588,531
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	36,100	156,250
Commercial Services & Supplies - 0.0%
Shanghai M&G Stationery Inc A Shares (China)	25,600	100,271
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	35,600	99,599
		199,870
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	994,000	563,852
China Energy Engineering Corp Ltd A Shares (China)	740,800	230,441
China National Chemical Engineering Co Ltd A Shares (China)	142,400	146,667
China Railway Group Ltd A Shares (China)	811,500	664,497
China Railway Group Ltd H Shares	1,217,000	587,266
China State Construction Engineering Corp Ltd A Shares (China)	989,160	771,736
China State Construction International Holdings Ltd	849,250	1,244,682
Metallurgical Corp of China Ltd A Shares (China)	143,300	61,508
Metallurgical Corp of China Ltd H Shares	660,000	128,749
Power Construction Corp of China Ltd A Shares (China)	390,200	274,235
Sichuan Road and Bridge Group Co Ltd A Shares (China)	155,840	154,651
Sinoma International Engineering Co A Shares (China)	60,700	80,268
		4,908,552
Electrical Equipment - 0.1%
China XD Electric Co Ltd A Shares (China)	124,200	125,179
CNGR Advanced Material Co Ltd A Shares (China)	22,840	106,788
Contemporary Amperex Technology Co Ltd A Shares (China)	111,280	3,974,846
Dongfang Electric Corp Ltd A Shares (China)	61,400	126,774
Eve Energy Co Ltd A Shares (China)	49,524	291,891
GEM Co Ltd A Shares (China)	118,800	104,309
Ginlong Technologies Co Ltd A Shares (China)	12,600	88,554
Goldwind Science & Technology Co Ltd A Shares (China)	103,982	138,113
Goneo Group Co Ltd A Shares (China)	15,080	148,525
Gotion High-Tech Co Ltd A Shares (China)	61,400	175,629
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	82,500	155,740
NARI Technology Co Ltd A Shares (China)	195,505	624,038
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	20,700	151,156
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	36,500	153,424
Shanghai Electric Group Co Ltd A Shares (China) (c)	328,600	329,547
Sieyuan Electric Co Ltd A Shares (China)	16,900	188,583
Sungrow Power Supply Co Ltd A Shares (China)	50,060	498,592
Sunwoda Electronic Co Ltd A Shares (China)	45,300	134,084
TBEA Co Ltd A Shares (China)	116,900	193,088
Zhejiang Chint Electrics Co Ltd A Shares (China)	65,200	199,489
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	50,210	203,265
		8,111,614
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,424,500	1,124,698
Daqin Railway Co Ltd A Shares (China)	444,700	408,937
		1,533,635
Industrial Conglomerates - 0.0%
CITIC Ltd	2,404,000	2,702,684
Fosun International Ltd	977,500	533,165
		3,235,849
Machinery - 0.2%
Airtac International Group	59,043	1,529,009
China CSSC Holdings Ltd A Shares (China)	103,500	480,268
CRRC Corp Ltd A Shares (China)	1,080,600	1,112,986
CRRC Corp Ltd H Shares	959,000	609,229
FAW Jiefang Group Co Ltd A Shares (China)	74,400	80,843
Haitian International Holdings Ltd	271,000	718,201
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	32,172	276,128
Ningbo Deye Technology Co Ltd A Shares (China)	15,640	183,331
Sany Heavy Industry Co Ltd A Shares (China)	213,600	475,615
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	22,300	159,502
Shenzhen Inovance Technology Co Ltd A Shares (China)	30,650	255,656
Sinotruk Hong Kong Ltd	292,000	848,805
Tian Di Science & Technology Co Ltd A Shares (China)	94,200	78,139
Weichai Power Co Ltd A Shares (China)	169,500	337,984
Weichai Power Co Ltd H Shares	806,600	1,397,491
XCMG Construction Machinery Co Ltd A Shares (China)	271,800	287,108
Yangzijiang Shipbuildling (Holdings) Ltd	1,081,800	2,422,669
Yutong Bus Co Ltd A Shares (China)	61,700	242,929
Zhejiang Dingli Machinery Co Ltd A Shares (China)	13,500	126,066
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	40,500	171,418
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	29,654	189,199
Zhuzhou CRRC Times Electric Co Ltd H Shares	195,300	753,188
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	186,700	188,875
		12,924,639
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	464,620	917,951
COSCO SHIPPING Holdings Co Ltd H Shares	983,150	1,476,258
SITC International Holdings Co Ltd	550,000	1,312,902
		3,707,111
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (c)	236,900	244,727
Air China Ltd H Shares (b)(c)	110,000	67,339
China Eastern Airlines Corp Ltd A Shares (China) (c)	389,100	208,656
China Southern Airlines Co Ltd A Shares (China) (c)	165,000	140,885
China Southern Airlines Co Ltd H Shares (c)	200,000	95,227
Hainan Airlines Holding Co Ltd A Shares (China) (c)	1,036,100	233,385
Juneyao Airlines Co Ltd A Shares (China)	42,800	78,362
Spring Airlines Co Ltd A Shares (China)	27,400	204,054
		1,272,635
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (d)(e)	84,100	630,866
Shanxi Coal International Energy Group Co Ltd A Shares (China)	45,200	68,979
Xiamen C & D Inc A Shares (China)	65,100	86,330
		786,175
Transportation Infrastructure - 0.0%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	152,100	269,637
China Merchants Port Holdings Co Ltd	510,655	859,841
Jiangsu Expressway Co Ltd H Shares	482,000	532,607
Liaoning Port Co Ltd A Shares (China)	644,300	141,478
Shanghai International Airport Co Ltd A Shares (China)	27,600	126,739
Zhejiang Expressway Co Ltd H Shares	654,880	470,659
		2,400,961
TOTAL INDUSTRIALS		46,073,938

Information Technology - 0.6%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	327,000	1,775,190
Guangzhou Haige Communications Group Inc Co A Shares (China)	60,900	86,971
Hengtong Optic-electric Co Ltd A Shares (China)	52,300	113,255
Suzhou TFC Optical Communication Co Ltd A Shares (China)	13,400	186,531
Yealink Network Technology Corp Ltd A Shares (China)	38,060	216,332
Zhongji Innolight Co Ltd A Shares (China)	27,100	429,952
ZTE Corp A Shares (China)	28,500	157,582
ZTE Corp H Shares	431,480	1,500,675
		4,466,488
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	326,500	1,676,100
Accelink Technologies Co Ltd A Shares (China)	17,000	113,710
Avary Holding Shenzhen Co Ltd A Shares (China)	53,700	301,401
BOE Technology Group Co Ltd A Shares (China)	880,300	542,727
Chaozhou Three-Circle Group Co Ltd A Shares (China)	41,300	216,211
China Railway Signal & Communication Corp Ltd A Shares (China)	163,929	132,049
Eoptolink Technology Inc Ltd A Shares (China)	17,100	297,189
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (c)	259,443	80,003
Foxconn Industrial Internet Co Ltd A Shares (China)	341,396	1,015,186
GoerTek Inc A Shares (China)	82,900	318,119
Huagong Tech Co Ltd A Shares (China)	31,700	172,487
Lens Technology Co Ltd A Shares (China)	120,200	433,534
Lingyi iTech Guangdong Co A Shares (China)	170,200	200,532
Luxshare Precision Industry Co Ltd A Shares (China)	179,547	1,002,397
Maxscend Microelectronics Co Ltd A Shares (China)	13,652	148,274
Ofilm Group Co Ltd A Shares (China) (c)	74,900	122,016
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	4,962	137,002
Shengyi Technology Co Ltd A Shares (China)	54,600	225,891
Shennan Circuits Co Ltd A Shares (China)	12,400	224,677
Sunny Optical Technology Group Co Ltd	295,000	2,625,580
SUPCON Technology Co Ltd A Shares (China)	18,477	128,697
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	38,200	177,258
TCL Technology Group Corp A Shares (China)	439,160	304,804
Unisplendour Corp Ltd A Shares (China)	69,520	243,596
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	42,000	90,759
Victory Giant Technology Huizhou Co Ltd A Shares (China) (c)	22,600	168,229
Wingtech Technology Co Ltd A Shares (China)	30,400	141,510
Wuhan Guide Infrared Co Ltd A Shares (China)	104,944	94,795
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	46,430	268,650
Zhejiang Dahua Technology Co Ltd A Shares (China)	88,500	185,810
		11,789,193
IT Services - 0.0%
Isoftstone Information Technology Group Co Ltd A Shares (China)	21,450	158,868
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	34,200	283,471
		442,339
Semiconductors & Semiconductor Equipment - 0.1%
ACM Research Shanghai Inc A Shares (China)	8,415	114,269
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	15,045	375,853
Amlogic Shanghai Co Ltd A Shares (China) (c)	8,978	104,629
Cambricon Technologies Corp Ltd A Shares (China) (c)	10,179	812,520
China Resources Microelectronics Ltd A Shares (China)	31,973	201,695
Flat Glass Group Co Ltd A Shares (China)	48,600	128,581
GalaxyCore Inc A Shares (China)	49,802	95,489
GCL Technology Holdings Ltd (b)(c)	9,383,000	1,481,165
Gigadevice Semiconductor Inc A Shares (China) (c)	16,184	285,679
Hangzhou First Applied Material Co Ltd A Shares (China)	63,348	127,698
Hangzhou Silan Microelectronics Co Ltd A Shares (China) (c)	42,700	148,410
Hua Hong Semiconductor Ltd (b)(d)(e)	265,000	777,121
Hwatsing Technology Co Ltd A Shares (China)	5,536	121,901
Hygon Information Technology Co Ltd A Shares (China)	56,193	1,001,144
Ingenic Semiconductor Co Ltd A Shares (China)	11,700	104,642
JA Solar Technology Co Ltd A Shares (China)	80,296	138,047
JCET Group Co Ltd A Shares (China)	43,400	233,528
Jinko Solar Co Ltd A Shares (China)	241,116	202,977
LONGi Green Energy Technology Co Ltd A Shares (China)	176,668	363,035
Loongson Technology Corp Ltd (China) (c)	8,132	131,990
Montage Technology Co Ltd A Shares (China)	27,707	261,430
National Silicon Industry Group Co Ltd A Shares (China)	68,918	170,228
NAURA Technology Group Co Ltd A Shares (China)	12,800	668,980
Piotech Inc A Shares (China)	6,771	133,902
Rockchip Electronics Co Ltd A Shares (China)	11,100	254,120
Sanan Optoelectronics CO Ltd A Shares (China)	110,600	175,461
SG Micro Corp A Shares (China)	11,447	133,797
Shenzhen Goodix Technology Co Ltd A Shares (China)	10,600	115,899
Silergy Corp	138,000	1,592,495
Suzhou Maxwell Technologies Co Ltd A Shares (China)	7,276	93,115
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China)	88,500	101,743
Tianshui Huatian Technology Co Ltd A Shares (China)	78,400	122,041
TongFu Microelectronics Co Ltd A Shares (China)	34,800	136,417
Tongwei Co Ltd A Shares (China)	119,800	337,632
Trina Solar Co Ltd A Shares (China)	48,382	114,827
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	20,579	168,522
Will Semiconductor Co Ltd Shanghai A Shares (China)	28,250	413,201
Xinjiang Daqo New Energy Co Ltd A Shares (China)	39,264	116,108
Xinyi Solar Holdings Ltd (b)	2,077,446	850,505
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	31,800	134,658
		13,045,454
Software - 0.0%
360 Security Technology Inc A Shares (China)	172,900	264,171
Beijing Kingsoft Office Software Inc A Shares (China)	11,148	487,923
China National Software & Service Co Ltd A Shares (China) (c)	24,130	144,770
Empyrean Technology Co Ltd A Shares (China)	10,900	160,313
Hundsun Technologies Inc A Shares (China)	48,677	175,346
Iflytek Co Ltd A Shares (China)	53,300	374,286
Kingdee International Software Group Co Ltd (c)	1,246,000	1,643,871
Shanghai Baosight Software Co Ltd A Shares (China)	14,342	57,472
Shanghai Baosight Software Co Ltd B Shares	463,911	742,882
Yonyou Network Technology CO Ltd A Shares (China) (c)	108,330	164,206
		4,215,240
Technology Hardware, Storage & Peripherals - 0.4%
Anker Innovations Technology Co Ltd A Shares (China)	14,170	213,219
China Greatwall Technology Group Co Ltd A Shares (China) (c)	78,500	141,324
GRG Banking Equipment Co Ltd A Shares (China)	57,600	88,729
Huaqin Technology Co Ltd A Shares (China)	20,200	208,321
IEIT Systems Co Ltd A Shares (China)	35,612	256,034
Lenovo Group Ltd	3,336,000	3,977,392
Ninestar Corp A Shares (China) (c)	40,000	140,932
Shenzhen Transsion Holdings Co Ltd A Shares (China)	28,015	389,281
Xiaomi Corp B Shares (c)(d)(e)	6,345,200	31,802,522
		37,217,754
TOTAL INFORMATION TECHNOLOGY		71,176,468

Materials - 0.2%
Chemicals - 0.0%
Cathay Biotech Inc A Shares (China)	15,847	96,811
Ganfeng Lithium Group Co Ltd A Shares (China)	41,320	189,204
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	42,420	107,512
Hengli Petrochemical Co Ltd A Shares (China)	157,200	325,564
Hoshine Silicon Industry Co Ltd A Shares (China)	21,400	153,649
Huafon Chemical Co Ltd A Shares (China)	114,300	127,868
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	206,300	149,329
Jiangsu Eastern Shenghong Co Ltd A Shares (China)	159,300	188,607
Jiangsu Yoke Technology Co Ltd A Shares (China)	10,300	85,278
LB Group Co Ltd A Shares (China)	56,100	140,850
Meihua Holdings Group Co Ltd A Shares (China)	113,300	157,325
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	169,200	409,804
Qinghai Salt Lake Industry Co Ltd A Shares (China) (c)	126,000	288,262
Rongsheng Petrochemical Co Ltd A Shares (China)	226,550	276,665
Satellite Chemical Co Ltd A Shares (China)	89,199	247,146
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	44,320	128,620
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	52,480	106,913
Shenzhen Capchem Technology Co Ltd A Shares (China)	23,700	109,431
Tianqi Lithium Corp A Shares (China)	35,900	151,952
Tongkun Group Co Ltd A Shares (China)	49,100	81,038
Wanhua Chemical Group Co Ltd A Shares (China)	97,600	925,682
Weihai Guangwei Composites Co Ltd A Shares (China)	25,720	108,276
Yunnan Energy New Material Co Ltd A Shares (China)	31,300	125,262
Yunnan Yuntianhua Co Ltd A Shares (China)	41,500	132,313
Zangge Mining Co Ltd A Shares (China)	36,300	154,690
Zhejiang Juhua Co Ltd A Shares (China)	65,200	232,158
Zhejiang Longsheng Group Co Ltd A Shares (China)	77,500	103,609
Zhejiang NHU Co Ltd A Shares (China)	65,380	203,418
		5,507,236
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	66,200	228,156
Anhui Conch Cement Co Ltd H Shares	548,000	1,473,402
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	25,200	42,822
China Jushi Co Ltd A Shares (China)	110,322	172,554
China National Building Material Co Ltd H Shares (b)	1,835,000	873,709
		2,790,643
Metals & Mining - 0.2%
Aluminum Corp of China Ltd A Shares (China)	638,400	689,564
Aluminum Corp of China Ltd H Shares	1,140,000	725,677
Baoshan Iron & Steel Co Ltd A Shares (China)	585,800	566,866
Chifeng Jilong Gold Mining Co A Shares (China)	49,200	123,247
China Hongqiao Group Ltd	1,165,000	1,940,695
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	87,900	255,423
China Oriental Group Co Ltd	107	16
China Rare Earth Resources And Technology Co Ltd A Shares (China)	22,700	86,588
Citic Pacific Special Steel Group Co Ltd A Shares (China) (c)	75,100	120,937
CMOC Group Ltd A Shares (China)	463,700	466,386
CMOC Group Ltd H Shares	1,500,000	1,101,144
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	55,000	141,055
Huaibei Mining Holdings Co Ltd A Shares (China)	61,600	120,208
Hunan Valin Steel Co Ltd A Shares (China)	139,500	87,462
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China) (c)	1,106,400	272,048
JCHX Mining Management Co Ltd A Shares (China)	14,200	78,408
Jiangxi Copper Co Ltd A Shares (China)	70,300	206,278
Jiangxi Copper Co Ltd H Shares	437,000	688,710
Jinduicheng Molybdenum Co Ltd A Shares (China)	90,700	131,891
MMG Ltd (c)	1,740,000	569,437
Nanjing Iron & Steel Co Ltd A Shares (China)	138,400	88,749
Pangang Group Vanadium Titanium & Resources Co Ltd A Shares (China) (c)	326,400	123,822
Shandong Gold Mining Co Ltd A Shares (China)	104,132	353,579
Shandong Gold Mining Co Ltd H Shares (d)(e)	303,250	519,175
Shandong Nanshan Aluminum Co Ltd A Shares (China)	237,000	133,356
Shanjin International Gold Co Ltd A Shares (China)	59,540	138,945
Tianshan Aluminum Group Co Ltd A Shares (China)	109,400	138,900
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	331,100	150,594
Western Mining Co Ltd A Shares (China)	57,100	138,009
Western Superconducting Technologies Co Ltd A Shares (China)	18,859	111,720
Xiamen Tungsten Co Ltd A Shares (China)	53,400	143,723
Yunnan Aluminium Co Ltd A Shares (China)	75,600	173,220
Yunnan Chihong Zinc&Germanium Co Ltd A Shares (China)	102,400	78,627
Yunnan Tin Co Ltd A Shares (China)	39,200	78,701
Zhaojin Mining Industry Co Ltd H Shares (b)	635,500	990,127
Zhongjin Gold Corp Ltd A Shares (China)	107,400	197,155
Zijin Mining Group Co Ltd A Shares (China)	472,600	1,070,621
Zijin Mining Group Co Ltd H Shares	2,402,000	4,488,395
		17,489,458
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	56,000	108,133
TOTAL MATERIALS		25,895,470

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
C&D International Investment Group Ltd	281,414	461,565
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	210,800	285,336
China Overseas Land & Investment Ltd	1,585,000	2,514,226
China Resources Land Ltd	1,328,134	4,014,112
China Resources Mixc Lifestyle Services Ltd (d)(e)	290,000	1,094,213
China Vanke Co Ltd A Shares (China) (c)	198,600	200,389
China Vanke Co Ltd H Shares (b)(c)	977,600	725,180
Hainan Airport Infrastructure Co Ltd A Shares (China) (c)	362,300	183,162
KE Holdings Inc ADR	265,020	4,619,299
Longfor Group Holdings Ltd (d)(e)	867,095	1,092,785
Poly Developments and Holdings Group Co Ltd A Shares (China)	321,700	371,232
Shanghai Lingang Holdings Corp Ltd A Shares (China)	56,280	75,842
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	35,100	116,878
Wharf Holdings Ltd/The	435,000	1,060,717
Youngor Fashion Co Ltd A Shares (China)	112,893	127,386
		16,942,322
Utilities - 0.2%
Gas Utilities - 0.1%
Beijing Enterprises Holdings Ltd	203,000	695,607
China Gas Holdings Ltd	1,113,200	920,059
China Resources Gas Group Ltd	378,900	1,286,195
ENN Energy Holdings Ltd	328,100	2,212,766
ENN Natural Gas Co Ltd A Shares (China)	60,000	169,429
Kunlun Energy Co Ltd	1,592,000	1,522,145
		6,806,201
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd A Shares (China)	592,800	302,066
CGN Power Co Ltd H Shares (d)(e)	4,009,000	1,291,417
China Longyuan Power Group Corp Ltd H Shares	1,360,000	998,370
China National Nuclear Power Co Ltd A Shares (China)	449,400	605,694
China Power International Development Ltd	1,726,248	642,477
China Resources Power Holdings Co Ltd	788,523	1,748,698
China Three Gorges Renewables Group Co Ltd A Shares (China)	731,600	424,470
China Yangtze Power Co Ltd A Shares (China)	599,930	2,392,146
Datang International Power Generation Co Ltd A Shares (China)	324,200	122,852
GD Power Development Co Ltd A Shares (China)	445,100	258,223
Hanergy Mobile Energy Holding Group Co Ltd (c)(f)	576,000	1
Huadian Power International Corp Ltd A Shares (China)	21,700	15,496
Huadian Power International Corp Ltd H Shares	264,000	129,088
Huaneng Lancang River Hydropower Inc A Shares (China) (c)	152,600	190,493
Huaneng Power International Inc A Shares (China)	309,900	275,700
Huaneng Power International Inc H Shares	1,610,000	843,030
SDIC Power Holdings Co Ltd A Shares (China)	202,600	402,479
Shanghai Electric Power Co Ltd A Shares (China)	68,200	82,159
Shenergy Co Ltd A Shares (China)	114,200	137,254
Shenzhen Energy Group Co Ltd A Shares (China)	107,820	91,393
Sichuan Chuantou Energy Co Ltd A Shares (China)	134,836	295,738
Wintime Energy Group Co Ltd A Shares (China)	564,400	121,797
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	252,300	186,591
		11,557,632
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	1,608,000	445,755
Guangdong Investment Ltd	1,234,000	931,213
		1,376,968
TOTAL UTILITIES		19,740,801

TOTAL CHINA		932,026,253
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	108,848	1,115,660
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	188,103	826,669
TOTAL COLOMBIA		1,942,329
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (c)	307,764	3,305,602
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	31,415	1,152,837
Moneta Money Bank AS (d)(e)	106,284	600,586
		1,753,423
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	66,669	2,921,586
TOTAL CZECH REPUBLIC		4,675,009
DENMARK - 1.7%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	33,981	6,521,453
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	39,433	4,130,256
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	285,463	8,536,151
Insurance - 0.0%
Tryg A/S	139,110	2,821,535
TOTAL FINANCIALS		11,357,686

Health Care - 1.2%
Biotechnology - 0.1%
Genmab A/S (c)	26,102	5,130,532
Zealand Pharma A/S (c)	26,531	2,712,740
		7,843,272
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	52,243	6,016,700
Demant A/S (c)	37,347	1,505,655
		7,522,355
Pharmaceuticals - 1.0%
Novo Nordisk A/S Series B	1,333,149	112,550,665
TOTAL HEALTH CARE		127,916,292

Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	84,593	16,852,132
Building Products - 0.0%
ROCKWOOL A/S Series B	3,818	1,357,714
Electrical Equipment - 0.1%
Vestas Wind Systems A/S (c)	418,320	5,753,841
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	1,160	1,680,341
AP Moller - Maersk A/S Series B	1,937	2,860,714
		4,541,055
TOTAL INDUSTRIALS		28,504,742

Materials - 0.1%
Chemicals - 0.1%
Novonesis (Novozymes) B Series B	145,973	8,385,031
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (c)(d)(e)	69,454	2,678,184
TOTAL DENMARK		189,493,644
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	564,544	327,397
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	945,785	1,434,776
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	338,289	368,192
TOTAL EGYPT		2,130,365
FINLAND - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	58,273	2,511,193
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	112,817	2,165,172
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	175,334	2,221,708
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	1,305,403	15,526,538
Insurance - 0.1%
Sampo Oyj A Shares	204,785	8,451,020
TOTAL FINANCIALS		23,977,558

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	44,880	2,436,873
Industrials - 0.1%
Machinery - 0.1%
Kone Oyj B Shares	140,601	7,292,974
Metso Oyj	257,664	2,566,086
Wartsila OYJ Abp	208,083	3,940,621
		13,799,681
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	2,208,136	10,412,352
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	241,014	2,669,294
UPM-Kymmene Oyj	220,974	6,516,498
		9,185,792
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	186,714	2,711,759
TOTAL FINLAND		69,422,088
FRANCE - 6.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	770,199	8,283,112
Entertainment - 0.0%
Bollore SE	294,741	1,745,914
Media - 0.1%
Publicis Groupe SA	94,765	10,120,934
TOTAL COMMUNICATION SERVICES		20,149,960

Consumer Discretionary - 1.4%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	276,468	9,614,733
Automobiles - 0.0%
Renault SA	79,650	4,102,525
Hotels, Restaurants & Leisure - 0.1%
Accor SA	80,675	4,164,526
La Francaise des Jeux SACA (d)(e)	42,755	1,626,906
Sodexo SA	34,265	2,530,912
Sodexo SA	2,224	164,271
		8,486,615
Household Durables - 0.0%
SEB SA	10,020	954,758
Textiles, Apparel & Luxury Goods - 1.2%
Hermes International SCA	13,110	37,047,255
Kering SA	30,832	8,071,456
LVMH Moet Hennessy Louis Vuitton SE	113,864	83,280,652
		128,399,363
TOTAL CONSUMER DISCRETIONARY		151,557,994

Consumer Staples - 0.6%
Beverages - 0.1%
Pernod Ricard SA	83,883	9,589,629
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	225,885	3,218,271
Food Products - 0.2%
Danone SA	267,004	18,702,285
Personal Care Products - 0.3%
L'Oreal SA	69,732	25,872,816
L'Oreal SA	4,395	1,630,686
L'Oreal SA	25,300	9,387,114
		36,890,616
TOTAL CONSUMER STAPLES		68,400,801

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE	893,073	51,737,627
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	421,183	28,770,881
Credit Agricole SA	439,972	6,623,511
Societe Generale SA Series A	298,119	9,650,128
		45,044,520
Capital Markets - 0.0%
Amundi SA (d)(e)	25,479	1,797,370
Financial Services - 0.0%
Edenred SE	101,460	3,498,663
Eurazeo SE	17,310	1,430,306
		4,928,969
Insurance - 0.2%
AXA SA	728,982	27,655,506
TOTAL FINANCIALS		79,426,365

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
BioMerieux	17,133	2,081,309
EssilorLuxottica SA	123,028	33,911,091
		35,992,400
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	12,058	2,794,504
Pharmaceuticals - 0.0%
Ipsen SA	15,868	1,962,206
TOTAL HEALTH CARE		40,749,110

Industrials - 1.4%
Aerospace & Defense - 0.8%
Airbus SE	245,963	42,544,595
Dassault Aviation SA	8,122	1,835,131
Safran SA	150,327	37,265,523
Thales SA	38,369	6,213,405
		87,858,654
Building Products - 0.2%
Cie de Saint-Gobain SA	187,871	17,617,307
Construction & Engineering - 0.2%
Bouygues SA	79,101	2,514,335
Eiffage SA	30,435	2,725,405
Vinci SA	207,015	22,401,686
		27,641,426
Electrical Equipment - 0.1%
Legrand SA	108,570	11,069,018
Machinery - 0.0%
Alstom SA (c)	142,931	2,829,016
Professional Services - 0.1%
Bureau Veritas SA	131,533	4,112,673
Teleperformance SE	22,649	2,129,684
		6,242,357
Trading Companies & Distributors - 0.0%
Rexel SA	92,901	2,465,285
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	14,237	1,624,641
Getlink SE Series A	124,364	1,993,930
		3,618,571
TOTAL INDUSTRIALS		159,341,634

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	64,300	11,684,365
Software - 0.1%
Dassault Systemes SE	277,145	10,820,250
TOTAL INFORMATION TECHNOLOGY		22,504,615

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	168,851	29,495,193
Air Liquide SA	60,830	10,625,893
Arkema SA	22,920	1,830,845
		41,951,931
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	22,767	1,211,628
Office REITs - 0.0%
Gecina SA	18,956	1,853,422
Retail REITs - 0.0%
Klepierre SA	90,110	2,682,879
Unibail-Rodamco-Westfield unit	49,119	4,120,307
		6,803,186
TOTAL REAL ESTATE		9,868,236

Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	554,557	9,154,564
Engie SA	202,100	3,336,244
Veolia Environnement SA	291,869	8,328,155
		20,818,963
TOTAL FRANCE		666,507,236
GERMANY - 5.8%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	1,444,379	48,457,413
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	25,826	2,529,155
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	31,041	3,018,931
TOTAL COMMUNICATION SERVICES		54,005,499

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Continental AG	45,433	3,229,066
Automobiles - 0.3%
Bayerische Motoren Werke AG	119,844	9,772,037
Mercedes-Benz Group AG	309,942	18,856,909
Volkswagen AG	754	78,960
		28,707,906
Specialty Retail - 0.0%
Zalando SE (c)(d)(e)	92,717	3,476,112
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	67,057	17,732,102
Puma SE	44,210	1,387,319
		19,119,421
TOTAL CONSUMER DISCRETIONARY		54,532,505

Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	44,281	3,420,587
Personal Care Products - 0.1%
Beiersdorf AG	40,902	5,471,622
TOTAL CONSUMER STAPLES		8,892,209

Financials - 1.2%
Banks - 0.1%
Commerzbank AG	392,195	7,600,202
Capital Markets - 0.3%
Barlatier SA	784,163	15,407,514
Deutsche Boerse AG	77,884	19,240,300
		34,647,814
Insurance - 0.8%
Allianz SE	162,060	52,842,298
Hannover Rueck SE	24,935	6,578,123
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	55,360	30,006,913
Talanx AG	26,922	2,292,961
		91,720,295
TOTAL FINANCIALS		133,968,311

Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Carl Zeiss Meditec Ag (b)	16,462	1,008,437
Siemens Healthineers AG (d)(e)	116,658	6,621,063
		7,629,500
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	84,891	4,216,941
Fresenius SE & Co KGaA (c)	174,688	6,699,753
		10,916,694
Pharmaceuticals - 0.2%
Bayer AG	406,748	9,101,650
Merck KGaA	53,488	8,074,148
		17,175,798
TOTAL HEALTH CARE		35,721,992

Industrials - 1.3%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	22,274	7,641,501
Rheinmetall AG	18,033	14,131,596
		21,773,097
Air Freight & Logistics - 0.1%
Deutsche Post AG	421,944	15,191,170
Electrical Equipment - 0.1%
Siemens Energy AG (c)	264,723	15,750,297
Industrial Conglomerates - 0.7%
Siemens AG	314,570	67,436,262
Machinery - 0.2%
Daimler Truck Holding AG	204,345	9,041,267
Gea Group Ag	64,289	3,404,699
Knorr-Bremse AG	29,930	2,375,278
Rational AG	2,137	1,903,228
		16,724,472
Passenger Airlines - 0.0%
Deutsche Lufthansa AG (b)	244,682	1,587,196
Trading Companies & Distributors - 0.0%
Brenntag SE	53,747	3,381,758
TOTAL INDUSTRIALS		141,844,252

Information Technology - 1.3%
IT Services - 0.0%
Bechtle AG	33,169	1,118,309
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	540,751	17,779,088
Software - 1.1%
Nemetschek SE	23,841	2,866,514
SAP SE	432,205	119,104,573
		121,971,087
TOTAL INFORMATION TECHNOLOGY		140,868,484

Materials - 0.3%
Chemicals - 0.3%
BASF SE	369,355	17,794,682
Covestro AG	80,483	4,951,139
Evonik Industries AG	103,614	1,949,316
Symrise AG	54,792	5,610,375
		30,305,512
Construction Materials - 0.0%
Heidelberg Materials AG	56,521	8,000,730
TOTAL MATERIALS		38,306,242

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	30,863	2,551,136
Vonovia SE	306,650	9,413,133
		11,964,269
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	262,135	8,123,238
Multi-Utilities - 0.1%
E.ON SE	929,846	11,013,857
TOTAL UTILITIES		19,137,095

TOTAL GERMANY		639,240,858
GREECE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	67,931	1,028,885
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	77,170	1,325,730
Specialty Retail - 0.0%
FF Group (c)(f)	5,453	0
JUMBO SA	46,993	1,277,264
		1,277,264
TOTAL CONSUMER DISCRETIONARY		2,602,994

Financials - 0.1%
Banks - 0.1%
Alpha Services and Holdings SA	913,913	1,691,399
Eurobank Ergasias Services and Holdings SA	1,067,469	2,671,585
National Bank of Greece SA	360,269	3,131,967
Piraeus Financial Holdings SA	443,044	2,004,531
		9,499,482
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	43,710	1,576,184
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	89,602	1,226,052
TOTAL GREECE		15,933,597
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	1,585,557	1,949,414
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	3,454,946	2,691,452
Financials - 0.7%
Banks - 0.0%
Hang Seng Bank Ltd	310,950	3,888,920
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	23,253	2,247,402
Hong Kong Exchanges & Clearing Ltd	498,602	19,515,127
		21,762,529
Insurance - 0.5%
AIA Group Ltd (b)	4,525,895	31,817,706
Prudential PLC	1,116,725	9,293,319
		41,111,025
TOTAL FINANCIALS		66,762,474

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	4,252,250	1,538,949
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	634,818	1,983,832
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	66,219	2,667,338
Swire Pacific Ltd A Shares	170,004	1,470,536
		4,137,874
Machinery - 0.1%
Techtronic Industries Co Ltd	568,847	7,650,479
Marine Transportation - 0.0%
Orient Overseas International Ltd	56,000	748,161
TOTAL INDUSTRIALS		14,520,346

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd (b)	800,971	3,335,709
Henderson Land Development Co Ltd	593,059	1,644,835
Hongkong Land Holdings Ltd (Singapore)	456,567	1,986,716
Jinmao Property Services Co Ltd (d)	316	100
Sino Land Co Ltd	1,610,587	1,544,050
Sun Hung Kai Properties Ltd	600,062	5,364,162
Wharf Real Estate Investment Co Ltd	692,654	1,719,212
		15,594,784
Retail REITs - 0.0%
Link REIT	1,067,685	4,398,502
TOTAL REAL ESTATE		19,993,286

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	263,636	1,793,235
CLP Holdings Ltd	683,608	5,683,918
Power Assets Holdings Ltd	571,854	3,695,228
		11,172,381
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	4,646,468	3,560,032
TOTAL UTILITIES		14,732,413

TOTAL HONG KONG		122,188,334
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	166,425	1,217,705
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	92,639	5,734,898
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	57,443	1,486,681
TOTAL HUNGARY		8,439,284
INDIA - 5.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (c)	494,356	1,974,182
Tata Communications Ltd	46,407	872,459
		2,846,641
Interactive Media & Services - 0.0%
Info Edge India Ltd	29,489	2,620,379
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	1,060,674	19,852,055
Vodafone Idea Ltd (c)	9,979,696	1,037,535
		20,889,590
TOTAL COMMUNICATION SERVICES		26,356,610

Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Balkrishna Industries Ltd	33,083	1,056,321
Bharat Forge Ltd	105,182	1,482,809
Bosch Ltd	3,070	1,017,370
MRF Ltd	947	1,240,363
Samvardhana Motherson International Ltd	1,315,389	2,135,010
Sona Blw Precision Forgings Ltd (d)(e)	184,159	1,069,243
Tube Investments of India Ltd	44,171	1,690,050
		9,691,166
Automobiles - 0.4%
Bajaj Auto Ltd	27,726	2,826,406
Eicher Motors Ltd	56,630	3,390,224
Hero MotoCorp Ltd	50,071	2,501,514
Mahindra & Mahindra Ltd	386,371	13,287,362
Maruti Suzuki India Ltd	52,084	7,383,633
Tata Motors Ltd	839,068	6,909,964
TVS Motor Co Ltd	98,744	2,795,541
		39,094,644
Hotels, Restaurants & Leisure - 0.1%
Indian Hotels Co Ltd/The	354,393	3,118,996
Jubilant Foodworks Ltd	148,102	1,199,753
Zomato Ltd (c)	2,745,248	6,957,406
		11,276,155
Household Durables - 0.0%
Dixon Technologies India Ltd (d)	13,662	2,352,999
Specialty Retail - 0.0%
Trent Ltd	75,143	4,970,017
Textiles, Apparel & Luxury Goods - 0.1%
Kalyan Jewellers India Ltd	168,418	973,716
Page Industries Ltd	2,493	1,286,229
Titan Co Ltd	147,103	5,906,805
		8,166,750
TOTAL CONSUMER DISCRETIONARY		75,551,731

Consumer Staples - 0.4%
Beverages - 0.0%
United Spirits Ltd	120,638	1,979,801
Varun Beverages Ltd	469,265	2,902,426
		4,882,227
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (c)(d)(e)	67,246	2,841,562
Food Products - 0.1%
Britannia Industries Ltd	44,891	2,657,239
Marico Ltd	211,773	1,637,741
Nestle India Ltd	139,452	3,722,370
Tata Consumer Products Ltd	245,906	2,901,406
		10,918,756
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	55,584	1,809,221
Dabur India Ltd	217,652	1,329,515
Godrej Consumer Products Ltd	170,378	2,199,998
Hindustan Unilever Ltd	340,572	9,694,473
		15,033,207
Tobacco - 0.1%
ITC Ltd	1,244,036	6,413,549
TOTAL CONSUMER STAPLES		40,089,301

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Bharat Petroleum Corp Ltd	628,864	1,888,060
Coal India Ltd	766,251	3,489,416
Hindustan Petroleum Corp Ltd	397,418	1,639,589
Indian Oil Corp Ltd	1,171,772	1,731,675
Oil & Natural Gas Corp Ltd	1,299,763	3,921,547
Oil India Ltd	199,184	963,177
Petronet LNG Ltd	306,101	1,113,670
Reliance Industries Ltd	2,521,037	36,711,723
		51,458,857
Financials - 1.5%
Banks - 1.1%
AU Small Finance Bank Ltd (d)(e)	151,329	1,046,097
Axis Bank Ltd	947,892	10,746,997
Bank of Baroda	424,095	1,040,624
Canara Bank	732,182	784,205
HDFC Bank Ltd	2,337,450	45,780,998
ICICI Bank Ltd	2,158,466	31,081,338
IDFC First Bank Ltd (c)	1,490,770	1,084,612
IndusInd Bank Ltd	118,162	1,348,501
Kotak Mahindra Bank Ltd	452,702	9,906,981
Punjab National Bank	943,146	1,095,827
State Bank of India	739,632	6,579,041
Union Bank of India Ltd	629,962	834,756
Yes Bank Ltd (c)	5,760,288	1,274,056
		112,604,033
Capital Markets - 0.0%
BSE Ltd	27,813	1,694,764
HDFC Asset Management Co Ltd (d)(e)	40,032	1,784,505
		3,479,269
Consumer Finance - 0.2%
Bajaj Finance Ltd	115,329	10,463,925
Cholamandalam Investment and Finance Co Ltd	174,265	2,577,522
Muthoot Finance Ltd	49,977	1,300,955
SBI Cards & Payment Services Ltd	115,895	1,039,149
Shriram Finance Ltd	583,410	3,652,269
Sundaram Finance Ltd	27,815	1,480,509
		20,514,329
Financial Services - 0.1%
Bajaj Finserv Ltd	158,516	3,166,977
Bajaj Holdings & Investment Ltd	11,103	1,478,473
Jio Financial Services Ltd (c)	1,188,023	3,301,850
Power Finance Corp Ltd	615,564	2,986,422
REC Ltd	545,413	2,815,728
		13,749,450
Insurance - 0.1%
HDFC Life Insurance Co Ltd (d)(e)	401,670	2,951,662
ICICI Lombard General Insurance Co Ltd (d)(e)	100,770	2,158,643
ICICI Prudential Life Insurance Co Ltd (d)(e)	154,157	1,094,519
PB Fintech Ltd (c)	131,746	2,613,689
SBI Life Insurance Co Ltd (d)(e)	186,630	3,189,756
		12,008,269
TOTAL FINANCIALS		162,355,350

Health Care - 0.3%
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	41,730	3,274,947
Max Healthcare Institute Ltd	322,370	3,938,109
		7,213,056
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	49,306	3,174,390
Pharmaceuticals - 0.2%
Alkem Laboratories Ltd	17,189	1,003,970
Aurobindo Pharma Ltd	106,977	1,444,540
Cipla Ltd/India	218,004	3,717,232
Dr Reddy's Laboratories Ltd	242,495	3,405,114
Lupin Ltd	94,755	2,271,292
Mankind Pharma Ltd (c)	41,778	1,170,720
Sun Pharmaceutical Industries Ltd	397,723	7,996,608
Torrent Pharmaceuticals Ltd	41,495	1,564,613
Zydus Lifesciences Ltd	102,900	1,149,931
		23,724,020
TOTAL HEALTH CARE		34,111,466

Industrials - 0.5%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	1,515,944	5,094,459
Hindustan Aeronautics Ltd (d)	82,983	3,755,652
		8,850,111
Building Products - 0.0%
Astral Ltd	55,068	957,385
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	96,602	913,934
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	279,106	11,459,437
Rail Vikas Nigam Ltd (d)	216,892	1,183,294
Voltas Ltd	90,814	1,318,379
		13,961,110
Electrical Equipment - 0.2%
ABB India Ltd	21,694	1,467,340
Bharat Heavy Electricals Ltd	430,270	1,027,317
CG Power & Industrial Solutions Ltd	254,039	1,854,403
Havells India Ltd	105,366	1,901,407
Polycab India Ltd	21,946	1,524,807
Suzlon Energy Ltd (c)	3,953,789	2,640,564
		10,415,838
Ground Transportation - 0.0%
Container Corp Of India Ltd	101,039	907,229
Industrial Conglomerates - 0.0%
Siemens Ltd	36,859	2,574,458
Machinery - 0.0%
Ashok Leyland Ltd	599,161	1,494,128
Cummins India Ltd	57,646	1,933,317
Thermax Limited	16,700	743,997
		4,171,442
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)(e)	78,419	3,896,708
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	61,527	1,619,222
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	223,618	2,826,567
GMR Airports Ltd (c)	1,078,486	899,176
		3,725,743
TOTAL INDUSTRIALS		51,993,180

Information Technology - 0.7%
IT Services - 0.7%
HCL Technologies Ltd	393,340	7,810,889
Infosys Ltd	1,375,157	29,941,594
LTIMindtree Ltd (d)(e)	30,702	2,086,931
Mphasis Ltd	42,593	1,402,172
Persistent Systems Ltd	45,163	3,132,110
Tata Consultancy Services Ltd	374,466	17,730,491
Tech Mahindra Ltd	223,019	4,290,696
Wipro Ltd	1,080,833	3,874,518
		70,269,401
Software - 0.0%
Oracle Financial Services Software Ltd	8,855	927,746
Tata Elxsi Ltd	14,299	1,043,303
		1,971,049
TOTAL INFORMATION TECHNOLOGY		72,240,450

Materials - 0.4%
Chemicals - 0.1%
Asian Paints Ltd	158,647	4,205,836
PI Industries Ltd	30,984	1,243,682
Pidilite Industries Ltd	62,062	2,056,433
Solar Industries India Ltd	11,048	1,295,044
SRF Ltd	55,320	1,790,092
Supreme Industries Ltd	25,909	1,183,186
UPL Ltd	178,822	1,243,832
UPL Ltd (f)	22,352	67,964
		13,086,069
Construction Materials - 0.1%
Ambuja Cements Ltd	252,217	1,487,463
Grasim Industries Ltd	109,401	3,161,988
Shree Cement Ltd	3,658	1,171,409
UltraTech Cement Ltd	47,887	6,336,670
		12,157,530
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	73,646	1,280,576
Hindalco Industries Ltd	556,352	3,802,368
Jindal Stainless Ltd	139,780	1,050,774
Jindal Steel & Power Ltd	169,368	1,539,621
JSW Steel Ltd	253,188	2,751,346
NMDC Ltd	1,263,042	959,371
Tata Steel Ltd	3,101,716	4,796,530
Vedanta Ltd	566,272	2,875,199
		19,055,785
TOTAL MATERIALS		44,299,384

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
DLF Ltd	308,537	2,642,179
Godrej Properties Ltd (c)	62,696	1,676,094
Macrotech Developers Ltd (d)(e)	124,047	1,718,321
Oberoi Realty Ltd	52,089	1,086,064
Phoenix Mills Ltd/The	83,044	1,570,636
Prestige Estates Projects Ltd	70,355	1,100,463
		9,793,757
Utilities - 0.1%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	1,929,058	6,703,419
Tata Power Co Ltd/The	662,860	2,778,232
Torrent Power Ltd	68,620	1,156,018
		10,637,669
Gas Utilities - 0.0%
GAIL India Ltd	957,631	1,947,406
Independent Power and Renewable Electricity Producers - 0.1%
Adani Green Energy Ltd (c)	83,342	955,750
Adani Power Ltd (c)	242,862	1,432,467
JSW Energy Ltd	178,510	1,044,402
NHPC Ltd	1,231,809	1,139,698
NTPC Ltd	1,814,004	6,760,321
		11,332,638
TOTAL UTILITIES		23,917,713

TOTAL INDIA		592,167,799
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	20,541,100	3,308,133
Media - 0.0%
Surya Citra Media Tbk PT	20	0
TOTAL COMMUNICATION SERVICES		3,308,133

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (c)	377,926,912	1,872,209
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	7,615,600	1,331,520
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	3,005,100	854,944
Indofood CBP Sukses Makmur Tbk PT	921,300	645,447
Indofood Sukses Makmur Tbk PT	1,781,900	852,147
		2,352,538
Household Products - 0.0%
Unilever Indonesia Tbk PT	2,923,000	291,667
TOTAL CONSUMER STAPLES		3,975,725

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	5,631,600	804,195
United Tractors Tbk PT	610,500	931,521
		1,735,716
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	22,986,000	13,278,550
Bank Mandiri Persero Tbk PT	15,475,900	5,686,194
Bank Negara Indonesia Persero Tbk PT	6,199,900	1,803,739
Bank Rakyat Indonesia Persero Tbk PT	28,264,654	7,298,704
		28,067,187
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	8,617,600	664,108
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	8,423,900	2,475,241
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	9,671,747	543,812
Chandra Asri Pacific Tbk PT (c)	3,181,700	1,376,193
		1,920,005
Metals & Mining - 0.0%
Amman Mineral Internasional PT (c)	2,735,200	1,260,051
Merdeka Copper Gold Tbk PT (c)	4,217,195	402,503
		1,662,554
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	1,075,400	444,322
TOTAL MATERIALS		4,026,881

TOTAL INDONESIA		46,125,200
IRELAND - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	63,344	6,515,450
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	867,552	5,125,491
Bank of Ireland Group PLC	415,419	4,149,241
		9,274,732
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	63,998	4,468,150
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	80,451	7,691,116
TOTAL INDUSTRIALS		12,159,266

TOTAL IRELAND		27,949,448
ISRAEL - 0.5%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (c)	41,411	2,480,105
Financials - 0.2%
Banks - 0.2%
Bank Hapoalim BM	523,587	6,728,676
Bank Leumi Le-Israel BM	624,493	7,828,198
Israel Discount Bank Ltd Class A	512,038	3,749,517
Mizrahi Tefahot Bank Ltd	64,195	3,059,126
		21,365,517
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	469,214	8,319,164
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	11,054	3,336,375
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (c)	21,854	5,220,702
Software - 0.2%
Check Point Software Technologies Ltd (c)	36,438	7,944,213
Nice Ltd (c)	25,996	4,349,983
Nice Ltd ADR (c)	64	10,633
		12,304,829
TOTAL INFORMATION TECHNOLOGY		17,525,531

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	321,087	1,911,499
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	17,332	1,438,722
TOTAL ISRAEL		56,376,913
ITALY - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	138,271	1,438,727
Telecom Italia SpA/Milano (c)	2,059,098	567,137
Telecom Italia SpA/Milano (c)	1,667,908	533,274
		2,539,138
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	52,189	22,555,086
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	96,747	6,150,388
TOTAL CONSUMER DISCRETIONARY		28,705,474

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	90,150	3,140,933
Davide Campari-Milano NV (b)	251,574	1,451,359
		4,592,292
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	951,543	13,396,234
Financials - 0.9%
Banks - 0.7%
Banco BPM SpA	533,785	4,717,938
BPER Banca SPA	412,986	2,825,078
FinecoBank Banca Fineco SpA	252,999	4,826,661
Intesa Sanpaolo SpA	6,054,070	26,204,021
Mediobanca Banca di Credito Finanziario SpA	206,074	3,384,156
UniCredit SpA	609,864	28,006,942
		69,964,796
Financial Services - 0.0%
Nexi SpA (c)(d)(e)	209,656	1,070,086
Insurance - 0.2%
Generali	389,905	12,389,451
Poste Italiane Spa (d)(e)	187,793	2,861,854
Unipol Assicurazioni SpA	165,514	2,252,759
		17,504,064
TOTAL FINANCIALS		88,538,946

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	9,046	973,154
Health Care Providers & Services - 0.0%
Amplifon SpA	51,001	1,369,799
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	43,518	2,652,303
TOTAL HEALTH CARE		4,995,256

Industrials - 0.1%
Aerospace & Defense - 0.0%
Leonardo SpA	167,714	5,264,831
Electrical Equipment - 0.1%
Prysmian SpA	116,369	8,129,366
TOTAL INDUSTRIALS		13,394,197

Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	3,370,685	23,957,776
Terna - Rete Elettrica Nazionale	584,218	4,826,724
		28,784,500
Gas Utilities - 0.0%
Snam SpA	835,914	3,865,646
TOTAL UTILITIES		32,650,146

TOTAL ITALY		188,811,683
JAPAN - 14.2%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.1%
Nippon Telegraph & Telephone Corp	12,358,725	12,166,556
Entertainment - 0.4%
Capcom Co Ltd	143,548	3,277,515
Konami Group Corp	41,592	3,828,672
Nexon Co Ltd	138,979	1,805,471
Nintendo Co Ltd	430,110	28,217,237
Toho Co Ltd/Tokyo	46,413	2,091,692
		39,220,587
Interactive Media & Services - 0.0%
LY Corp	1,184,396	3,459,535
Media - 0.0%
Dentsu Group Inc	82,414	1,909,283
Wireless Telecommunication Services - 0.6%
KDDI Corp	634,887	21,151,898
SoftBank Corp	11,835,290	15,223,294
SoftBank Group Corp	395,542	24,180,143
		60,555,335
TOTAL COMMUNICATION SERVICES		117,311,296

Consumer Discretionary - 2.7%
Automobile Components - 0.2%
Aisin Corp	217,886	2,464,640
Bridgestone Corp	236,020	8,466,256
Denso Corp	782,800	10,832,782
Sumitomo Electric Industries Ltd	295,932	5,528,642
		27,292,320
Automobiles - 1.1%
Honda Motor Co Ltd	1,858,127	17,587,459
Isuzu Motors Ltd	233,345	3,137,180
Nissan Motor Co Ltd	920,771	2,519,621
Subaru Corp	243,005	4,233,002
Suzuki Motor Corp	650,856	7,788,273
Toyota Motor Corp	4,249,965	80,619,801
Yamaha Motor Co Ltd	382,834	3,202,643
		119,087,979
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	157,908	4,396,372
Rakuten Group Inc (c)	622,550	3,909,090
		8,305,462
Hotels, Restaurants & Leisure - 0.1%
McDonald's Holdings Co Japan Ltd	36,468	1,375,123
Oriental Land Co Ltd/Japan	451,685	10,151,209
Zensho Holdings Co Ltd	39,800	2,195,680
		13,722,012
Household Durables - 0.7%
Panasonic Holdings Corp	965,680	9,853,531
Sekisui House Ltd	247,008	5,676,979
Sony Group Corp	2,584,410	57,036,230
		72,566,740
Leisure Products - 0.1%
Bandai Namco Holdings Inc	246,094	6,104,123
Shimano Inc	31,474	4,416,613
		10,520,736
Specialty Retail - 0.3%
Fast Retailing Co Ltd	79,074	26,043,600
Nitori Holdings Co Ltd	33,180	3,885,530
ZOZO Inc	56,807	1,863,409
		31,792,539
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	283,139	6,311,209
TOTAL CONSUMER DISCRETIONARY		289,598,997

Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd	597,647	6,473,316
Kirin Holdings Co Ltd	320,908	4,060,732
Suntory Beverage & Food Ltd	56,837	1,765,490
		12,299,538
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	270,542	6,554,484
Kobe Bussan Co Ltd	61,421	1,395,765
MatsukiyoCocokara & Co	138,400	2,048,477
Seven & i Holdings Co Ltd	916,320	14,627,916
		24,626,642
Food Products - 0.1%
Ajinomoto Co Inc	192,161	7,703,232
Kikkoman Corp	279,865	2,929,136
MEIJI Holdings Co Ltd	98,226	1,964,038
Nissin Foods Holdings Co Ltd	83,089	1,857,864
Yakult Honsha Co Ltd	106,254	1,940,590
		16,394,860
Household Products - 0.0%
Unicharm Corp	461,191	3,601,816
Personal Care Products - 0.1%
Kao Corp	192,005	7,613,453
Shiseido Co Ltd	166,694	2,799,360
		10,412,813
Tobacco - 0.1%
Japan Tobacco Inc	496,681	12,653,360
TOTAL CONSUMER STAPLES		79,989,029

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	1,130,405	5,682,907
Idemitsu Kosan Co Ltd	373,325	2,491,632
Inpex Corp	364,806	4,353,614
		12,528,153
Financials - 2.3%
Banks - 1.4%
Chiba Bank Ltd/The	238,932	2,034,901
Concordia Financial Group Ltd	435,015	2,525,883
Japan Post Bank Co Ltd	598,490	6,190,726
Mitsubishi UFJ Financial Group Inc	4,596,057	58,123,560
Mizuho Financial Group Inc	998,514	27,494,904
Resona Holdings Inc	865,743	6,425,929
Shizuoka Financial Group Inc	178,112	1,589,193
Sumitomo Mitsui Financial Group Inc	1,543,255	38,030,598
Sumitomo Mitsui Trust Group Inc	268,654	6,755,389
		149,171,083
Capital Markets - 0.2%
Daiwa Securities Group Inc	552,244	3,997,782
Japan Exchange Group Inc	411,216	4,344,990
Nomura Holdings Inc	1,244,506	8,091,015
SBI Holdings Inc	112,864	3,253,512
		19,687,299
Financial Services - 0.1%
Mitsubishi HC Capital Inc	364,199	2,421,954
ORIX Corp	477,996	10,096,626
		12,518,580
Insurance - 0.6%
Dai-ichi Life Holdings Inc	374,765	10,233,028
Japan Post Holdings Co Ltd	796,130	8,314,788
Japan Post Insurance Co Ltd	78,416	1,528,143
Ms&Ad Insurance Group Holdings Inc	532,911	11,049,328
Sompo Holdings Inc	369,137	10,293,780
T&D Holdings Inc	202,927	3,860,652
Tokio Marine Holdings Inc	777,963	25,659,842
		70,939,561
TOTAL FINANCIALS		252,316,523

Health Care - 1.1%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	144,170	19,360,009
Olympus Corp	487,648	7,400,546
Sysmex Corp	208,495	3,985,458
Terumo Corp	555,370	10,426,465
		41,172,478
Health Care Technology - 0.0%
M3 Inc	183,134	1,662,130
Pharmaceuticals - 0.7%
Astellas Pharma Inc	749,830	7,268,873
Chugai Pharmaceutical Co Ltd	278,060	11,988,568
Daiichi Sankyo Co Ltd	725,573	20,229,280
Eisai Co Ltd	104,648	3,099,898
Kyowa Kirin Co Ltd	99,163	1,477,698
Ono Pharmaceutical Co Ltd	155,165	1,614,239
Otsuka Holdings Co Ltd	184,885	9,654,174
Shionogi & Co Ltd	313,380	4,607,973
Takeda Pharmaceutical Co Ltd	658,546	17,714,902
		77,655,605
TOTAL HEALTH CARE		120,490,213

Industrials - 3.3%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	130,916	1,233,808
Building Products - 0.1%
Agc Inc	81,573	2,356,589
Daikin Industries Ltd	109,246	12,832,172
TOTO Ltd	57,739	1,411,329
		16,600,090
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	161,076	2,380,606
Secom Co Ltd	173,512	5,838,880
TOPPAN Holdings Inc	98,958	2,777,452
		10,996,938
Construction & Engineering - 0.1%
Kajima Corp	164,044	2,916,879
Obayashi Corp	268,943	3,611,938
Taisei Corp	68,287	2,864,813
		9,393,630
Electrical Equipment - 0.2%
Fuji Electric Co Ltd	55,725	2,655,015
Fujikura Ltd	103,800	4,177,771
Mitsubishi Electric Corp	787,296	12,904,542
NIDEC CORP	345,682	5,970,463
		25,707,791
Ground Transportation - 0.2%
Central Japan Railway Co	318,510	5,907,339
East Japan Railway Co	375,185	6,679,544
Hankyu Hanshin Holdings Inc	94,121	2,394,872
Tokyu Corp	220,981	2,521,905
West Japan Railway Co	180,918	3,328,069
		20,831,729
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	7,222	1,649,709
Hitachi Ltd	1,919,380	48,254,059
Sekisui Chemical Co Ltd	157,052	2,602,758
		52,506,526
Machinery - 0.7%
Daifuku Co Ltd	133,603	2,742,115
FANUC Corp	391,450	11,662,012
Hitachi Construction Machinery Co Ltd	45,109	1,080,122
Hoshizaki Corp	45,500	1,684,008
Komatsu Ltd	362,563	10,936,087
Kubota Corp	389,225	4,882,178
Makita Corp	98,420	2,910,523
MINEBEA MITSUMI Inc	150,360	2,413,082
Mitsubishi Heavy Industries Ltd	1,327,010	19,421,120
SMC Corp	23,757	8,989,324
Toyota Industries Corp	67,442	5,627,162
Yaskawa Electric Corp	94,435	2,741,758
		75,089,491
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	153,900	1,947,562
Mitsui OSK Lines Ltd	142,100	4,828,948
Nippon Yusen KK	181,353	5,691,499
		12,468,009
Passenger Airlines - 0.0%
ANA Holdings Inc	64,856	1,216,638
Japan Airlines Co Ltd	60,240	988,400
		2,205,038
Professional Services - 0.4%
Recruit Holdings Co Ltd	580,536	40,516,882
Trading Companies & Distributors - 0.9%
ITOCHU Corp	492,022	22,654,699
Marubeni Corp	589,629	8,766,349
Mitsubishi Corp	1,383,442	22,064,831
Mitsui & Co Ltd	1,044,608	20,674,871
MonotaRO Co Ltd	104,950	1,808,143
Sumitomo Corp	450,961	9,776,947
Toyota Tsusho Corp	263,733	4,454,357
		90,200,197
TOTAL INDUSTRIALS		357,750,129

Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.6%
Keyence Corp	80,520	34,680,674
Kyocera Corp	531,668	5,518,604
Murata Manufacturing Co Ltd	700,698	11,008,529
Omron Corp	72,784	2,401,117
Shimadzu Corp	98,221	2,849,291
TDK Corp	805,220	9,732,943
Yokogawa Electric Corp	94,723	2,079,275
		68,270,433
IT Services - 0.4%
Fujitsu Ltd	685,940	13,265,916
NEC Corp	101,656	10,082,124
Nomura Research Institute Ltd	156,424	5,285,136
NTT Data Group Corp	261,315	5,071,238
Obic Co Ltd	133,945	4,000,305
Otsuka Corp	94,308	2,126,147
SCSK Corp	64,856	1,435,981
TIS Inc	88,120	1,948,447
		43,215,294
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp	315,748	17,456,818
Disco Corp	37,987	10,994,322
Kokusai Electric Corp	65,000	1,003,748
Lasertec Corp	33,174	3,450,211
Renesas Electronics Corp	697,367	9,340,869
SCREEN Holdings Co Ltd	33,900	2,362,233
Tokyo Electron Ltd	185,544	31,298,304
		75,906,505
Software - 0.0%
Oracle Corp Japan	15,738	1,436,719
Trend Micro Inc/Japan	52,530	3,111,891
		4,548,610
Technology Hardware, Storage & Peripherals - 0.3%
Brother Industries Ltd	96,921	1,707,744
Canon Inc	386,083	12,443,048
FUJIFILM Holdings Corp	462,959	10,199,495
Ricoh Co Ltd	218,462	2,505,392
Seiko Epson Corp	120,462	2,176,903
		29,032,582
TOTAL INFORMATION TECHNOLOGY		220,973,424

Materials - 0.5%
Chemicals - 0.4%
Asahi Kasei Corp	517,630	3,515,558
Mitsubishi Chemical Group Corp	560,462	2,862,650
Mitsui Chemicals Inc	70,143	1,538,198
Nippon Paint Holdings Co Ltd	391,310	2,465,762
Nippon Sanso Holdings Corp	72,447	2,051,738
Nitto Denko Corp	292,575	5,190,045
Shin-Etsu Chemical Co Ltd	745,645	23,116,660
Toray Industries Inc	574,153	3,984,035
		44,724,646
Metals & Mining - 0.1%
JFE Holdings Inc	237,942	2,751,667
Nippon Steel Corp	374,524	7,774,735
Sumitomo Metal Mining Co Ltd	102,228	2,334,487
		12,860,889
TOTAL MATERIALS		57,585,535

Real Estate - 0.3%
Office REITs - 0.0%
Japan Real Estate Investment Corp	2,684	1,890,940
Nippon Building Fund Inc	3,150	2,500,776
		4,391,716
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	24,165	2,589,343
Daiwa House Industry Co Ltd	245,659	7,739,184
Hulic Co Ltd	191,094	1,684,214
Mitsubishi Estate Co Ltd	447,367	6,500,691
Mitsui Fudosan Co Ltd	1,105,818	9,980,883
Sumitomo Realty & Development Co Ltd	128,208	4,430,023
		32,924,338
TOTAL REAL ESTATE		37,316,054

Utilities - 0.1%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	266,644	2,777,861
Kansai Electric Power Co Inc/The	382,894	4,224,386
Tokyo Electric Power Co Holdings Inc (c)	637,166	1,669,842
		8,672,089
Gas Utilities - 0.0%
Osaka Gas Co Ltd	150,775	2,964,347
Tokyo Gas Co Ltd	140,962	3,987,646
		6,951,993
TOTAL UTILITIES		15,624,082

TOTAL JAPAN		1,561,483,435
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	67,692	1,923,706
KOREA (SOUTH) - 2.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	88,793	609,899
Entertainment - 0.0%
HYBE Co Ltd	9,401	1,446,284
Krafton Inc (c)	11,874	2,949,095
NCSoft Corp	5,817	686,217
Netmarble Corp (c)(d)(e)	12,208	368,746
		5,450,342
Interactive Media & Services - 0.2%
Kakao Corp	128,745	3,369,449
NAVER Corp	59,999	8,856,917
		12,226,366
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	22,409	850,612
TOTAL COMMUNICATION SERVICES		19,137,219

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	30,501	853,027
Hyundai Mobis Co Ltd	25,053	4,506,627
		5,359,654
Automobiles - 0.2%
Hyundai Motor Co	57,250	8,032,349
Kia Corp	99,484	6,919,780
		14,952,129
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (c)(d)(e)	77,998	2,020,451
Hanjin Kal Corp	9,340	535,585
		2,556,036
Household Durables - 0.0%
Coway Co Ltd	22,556	1,189,453
LG Electronics Inc	44,263	2,542,174
		3,731,627
TOTAL CONSUMER DISCRETIONARY		26,599,446

Consumer Staples - 0.1%
Food Products - 0.0%
CJ CheilJedang Corp	3,432	567,161
Orion Corp/Republic of Korea	9,839	681,521
		1,248,682
Personal Care Products - 0.0%
Amorepacific Corp	12,288	1,087,545
LG H&H Co Ltd	3,477	728,901
		1,816,446
Tobacco - 0.1%
KT&G Corp	43,107	3,258,596
TOTAL CONSUMER STAPLES		6,323,724

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	17,722	1,004,900
S-Oil Corp	18,049	752,636
SK Innovation Co Ltd (c)	25,803	2,241,522
		3,999,058
Financials - 0.3%
Banks - 0.2%
Hana Financial Group Inc	119,062	4,912,422
Industrial Bank of Korea	114,008	1,210,662
KakaoBank Corp	68,223	985,757
KB Financial Group Inc	154,827	9,669,368
Shinhan Financial Group Co Ltd	179,383	6,228,788
Woori Financial Group Inc	261,611	2,869,152
		25,876,149
Capital Markets - 0.0%
Korea Investment Holdings Co Ltd	17,543	950,941
Mirae Asset Securities Co Ltd	99,032	569,220
NH Investment & Securities Co Ltd	54,076	533,262
		2,053,423
Financial Services - 0.0%
Meritz Financial Group Inc	39,431	3,074,564
Insurance - 0.1%
DB Insurance Co Ltd	18,841	1,249,649
Samsung Fire & Marine Insurance Co Ltd	12,741	3,314,819
Samsung Life Insurance Co Ltd	33,170	2,017,645
		6,582,113
TOTAL FINANCIALS		37,586,249

Health Care - 0.2%
Biotechnology - 0.2%
Alteogen Inc (c)	16,474	4,160,385
Celltrion Inc	66,174	8,107,050
SK Bioscience Co Ltd (c)	11,282	376,907
		12,644,342
Health Care Equipment & Supplies - 0.0%
HLB Inc (c)	48,786	2,680,466
Life Sciences Tools & Services - 0.0%
Samsung Biologics Co Ltd (c)(d)(e)	7,378	5,439,448
Pharmaceuticals - 0.0%
Hanmi Pharm Co Ltd	2,715	452,102
SK Biopharmaceuticals Co Ltd (c)	12,780	948,029
Yuhan Corp	22,911	2,023,832
		3,423,963
TOTAL HEALTH CARE		24,188,219

Industrials - 0.4%
Aerospace & Defense - 0.0%
Hanwha Aerospace Co Ltd	13,226	3,612,258
Korea Aerospace Industries Ltd	29,854	1,087,167
		4,699,425
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	15,353	1,563,470
Construction & Engineering - 0.0%
Samsung E&A Co Ltd (c)	65,881	810,064
Electrical Equipment - 0.2%
Doosan Enerbility Co Ltd (c)	186,533	3,034,658
Ecopro BM Co Ltd (c)	20,309	1,806,966
Ecopro Co Ltd (c)	41,573	1,723,293
Ecopro Materials Co Ltd (c)	6,872	330,516
HD Hyundai Electric Co Ltd	9,675	2,694,658
L&F Co Ltd (c)	10,344	619,097
LG Energy Solution Ltd (c)	19,397	4,654,926
LS Electric Co Ltd	6,158	969,680
POSCO Future M Co Ltd	12,646	1,227,390
		17,061,184
Industrial Conglomerates - 0.1%
GS Holdings Corp	20,597	541,682
LG Corp	39,334	2,010,031
Samsung C&T Corp	36,828	3,009,454
SK Inc	14,835	1,496,959
SK Square Co Ltd (c)	39,005	2,484,550
		9,542,676
Machinery - 0.1%
Doosan Bobcat Inc	22,587	739,666
Hanwha Ocean Co Ltd (c)	36,950	1,439,816
HD Hyundai Heavy Industries Co Ltd (c)	9,295	1,970,658
HD Korea Shipbuilding & Offshore Engineering Co Ltd (c)	17,624	2,784,593
Hyundai Rotem Co Ltd	31,825	1,284,560
Samsung Heavy Industries Co Ltd (c)	274,166	2,430,269
		10,649,562
Marine Transportation - 0.0%
HMM Co Ltd	109,151	1,418,210
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	76,969	1,302,573
Trading Companies & Distributors - 0.0%
Posco International Corp	21,193	607,313
TOTAL INDUSTRIALS		47,654,477

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
LG Display Co Ltd (c)	126,417	797,533
LG Innotek Co Ltd	6,213	628,855
Samsung Electro-Mechanics Co Ltd	23,393	2,135,844
Samsung SDI Co Ltd	22,788	3,441,848
		7,004,080
IT Services - 0.0%
Posco DX Co Ltd	20,375	261,021
Samsung SDS Co Ltd	17,423	1,435,966
		1,696,987
Semiconductors & Semiconductor Equipment - 0.3%
Hanmi Semiconductor Co Ltd	18,162	1,388,014
SK Hynix Inc	226,064	30,338,454
		31,726,468
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	1,982,799	70,588,689
TOTAL INFORMATION TECHNOLOGY		111,016,224

Materials - 0.1%
Chemicals - 0.0%
Enchem Co Ltd (c)	5,837	516,493
Kumho Petrochemical Co Ltd	6,351	458,068
LG Chem Ltd	20,497	3,313,782
Lotte Chemical Corp	8,476	329,175
SKC Co Ltd (c)	8,016	852,831
		5,470,349
Metals & Mining - 0.1%
Korea Zinc Co Ltd	2,108	1,188,139
POSCO Holdings Inc	29,125	5,172,230
		6,360,369
TOTAL MATERIALS		11,830,718

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp (c)	105,281	1,514,627
TOTAL KOREA (SOUTH)		289,849,961
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	814,953	1,198,732
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	616,038	1,253,432
Gulf Bank KSCP	765,692	764,080
Kuwait Finance House KSCP	4,239,389	10,795,917
National Bank of Kuwait SAKP	3,275,177	10,229,291
		23,042,720
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	279,518	720,869
TOTAL KUWAIT		24,962,321
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(d)(e)	89,201	2,120,951
Reinet Investments SCA (South Africa)	56,080	1,384,774
		3,505,725
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	55,793	3,001,639
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	194,108	4,867,056
TOTAL LUXEMBOURG		11,374,420
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	905,136	3,938,763
Sands China Ltd (c)	1,007,187	2,404,250

TOTAL MACAU		6,343,013
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	505,097	746,190
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	1,136,234	564,928
CELCOMDIGI BHD	1,451,200	1,219,592
Maxis Bhd	978,000	762,815
		2,547,335
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	918,600	747,214
Genting Malaysia Bhd	1,226,400	612,601
		1,359,815
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	1,302,350	489,708
TOTAL CONSUMER DISCRETIONARY		1,849,523

Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	1,004,900	837,619
Kuala Lumpur Kepong Bhd	203,312	906,992
Nestle Malaysia Bhd	29,000	584,906
PPB Group Bhd	272,080	728,858
QL Resources Bhd	685,625	702,279
SD Guthrie Bhd	872,840	947,646
		4,708,300
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	120,500	530,301
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	1,041,900	1,317,667
CIMB Group Holdings Bhd	3,096,011	5,560,878
Hong Leong Bank Bhd	272,600	1,233,655
Malayan Banking Bhd	2,243,907	5,205,083
Public Bank Bhd	6,015,500	5,813,682
RHB Bank Bhd	622,963	898,701
		20,029,666
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	897,600	1,441,852
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	1,666,216	1,506,532
Industrial Conglomerates - 0.0%
Sime Darby Bhd	1,129,785	569,155
Sunway Bhd	964,100	938,574
		1,507,729
Marine Transportation - 0.0%
MISC Bhd	557,800	905,271
TOTAL INDUSTRIALS		3,919,532

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	1,227,200	693,915
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	1,142,500	1,191,495
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	1,532,300	1,678,889
TOTAL MATERIALS		2,870,384

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
IOI Properties Group Bhd	30	14
Sime Darby Property Bhd	10	3
SP Setia Bhd Group	13	4
		21
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	1,204,500	3,673,536
Gas Utilities - 0.0%
Petronas Gas Bhd	330,000	1,271,817
Multi-Utilities - 0.0%
YTL Corp Bhd	1,332,200	567,002
YTL Power International Bhd	1,047,100	732,832
		1,299,834
TOTAL UTILITIES		6,245,187

TOTAL MALAYSIA		45,582,206
MEXICO - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Operadora De Sites Mexicanos SAB de CV (b)	488,100	232,249
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	7,672,200	5,357,433
TOTAL COMMUNICATION SERVICES		5,589,682

Consumer Staples - 0.2%
Beverages - 0.1%
Arca Continental SAB de CV	214,200	1,957,591
Coca-Cola Femsa SAB de CV unit	219,775	1,726,531
Fomento Economico Mexicano SAB de CV unit	725,100	6,163,805
		9,847,927
Consumer Staples Distribution & Retail - 0.1%
Grupo Comercial Chedraui SA de CV (b)	116,300	670,288
Wal-Mart de Mexico SAB de CV Series V	2,168,300	5,621,131
		6,291,419
Food Products - 0.0%
Gruma SAB de CV Series B	75,805	1,313,765
Grupo Bimbo SAB de CV	529,400	1,390,052
		2,703,817
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	629,000	940,374
TOTAL CONSUMER STAPLES		19,783,537

Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	1,074,900	7,428,129
Grupo Financiero Inbursa SAB de CV Series O (c)	759,800	1,615,519
		9,043,648
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Alfa SAB de CV Series A	1,474,251	1,207,318
Grupo Carso SAB de CV Series A1	235,200	1,348,410
		2,555,728
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	118,900	1,122,498
Grupo Aeroportuario del Pacifico SAB de CV Series B (b)	159,875	2,954,933
Grupo Aeroportuario del Sureste SAB de CV Series B	74,860	2,034,175
Promotora y Operadora de Infraestructura SAB de CV	82,000	774,770
		6,886,376
TOTAL INDUSTRIALS		9,442,104

Materials - 0.1%
Construction Materials - 0.0%
Cemex SAB de CV unit	6,275,694	3,725,076
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	1,290,424	6,326,329
Industrias Penoles SAB de CV (c)	81,110	1,147,447
Southern Copper Corp	35,978	3,296,304
		10,770,080
TOTAL MATERIALS		14,495,156

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,173,100	1,216,011
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	435,194	1,356,700
TOTAL REAL ESTATE		2,572,711

TOTAL MEXICO		60,926,838
NETHERLANDS - 2.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	1,609,447	5,823,819
Entertainment - 0.1%
Universal Music Group NV	340,792	9,505,447
TOTAL COMMUNICATION SERVICES		15,329,266

Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	52,836	3,192,803
Heineken NV	119,023	8,269,438
		11,462,241
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	384,370	13,621,144
Food Products - 0.0%
JDE Peet's NV	48,990	857,371
TOTAL CONSUMER STAPLES		25,940,756

Financials - 0.6%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)(e)	189,100	3,180,934
ING Groep NV	1,367,117	22,722,704
		25,903,638
Capital Markets - 0.0%
Euronext NV (d)(e)	32,384	3,766,018
Financial Services - 0.2%
Adyen NV (c)(d)(e)	9,005	14,535,123
EXOR NV	41,204	3,921,856
		18,456,979
Insurance - 0.1%
Aegon Ltd	557,872	3,642,065
ASR Nederland NV	65,481	3,236,864
NN Group NV	112,079	5,158,933
		12,037,862
TOTAL FINANCIALS		60,164,497

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (c)	24,763	16,346,984
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	330,696	9,114,728
TOTAL HEALTH CARE		25,461,712

Industrials - 0.2%
Professional Services - 0.2%
Randstad NV	45,186	1,962,228
Wolters Kluwer NV	98,722	17,999,296
		19,961,524
Trading Companies & Distributors - 0.0%
IMCD NV	23,578	3,703,216
TOTAL INDUSTRIALS		23,664,740

Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
ASM International NV	19,452	11,441,780
ASML Holding NV	165,406	122,361,212
BE Semiconductor Industries NV	31,984	4,137,571
		137,940,563
Software - 0.0%
Nebius Group NV Class A (Russia) (c)(f)	102,848	0
TOTAL INFORMATION TECHNOLOGY		137,940,563

Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	70,616	4,010,849
TOTAL NETHERLANDS		292,512,383
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	379,480	2,398,404
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	242,453	5,129,612
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	695,753	3,367,539
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (c)	60,110	6,765,684
Utilities - 0.0%
Electric Utilities - 0.0%
Mercury NZ Ltd	286,671	1,019,204
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	548,372	1,812,471
TOTAL UTILITIES		2,831,675

TOTAL NEW ZEALAND		20,492,914
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	254,899	3,116,791
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	192,160	3,858,921
Orkla ASA	289,466	2,692,957
Salmar ASA	26,899	1,424,717
		7,976,595
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	131,035	2,740,243
Equinor ASA	347,405	8,366,824
		11,107,067
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	371,244	7,898,041
Insurance - 0.0%
Gjensidige Forsikring ASA	81,357	1,669,016
TOTAL FINANCIALS		9,567,057

Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	36,516	4,342,419
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	581,952	3,432,329
TOTAL NORWAY		39,542,258
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	27,958	5,119,110
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	67,670	863,469
TOTAL PERU		5,982,579
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	30,330	693,554
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	179,360	681,017
Consumer Staples - 0.0%
Food Products - 0.0%
Universal Robina Corp	347,820	361,509
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	753,877	1,500,537
BDO Unibank Inc	986,591	2,320,667
Metropolitan Bank & Trust Co	736,471	872,384
		4,693,588
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Ayala Corp	101,930	948,077
DMCI Holdings Inc	4	1
JG Summit Holdings Inc	1,168,336	322,543
SM Investments Corp	92,663	1,233,545
		2,504,166
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	423,390	2,525,976
TOTAL INDUSTRIALS		5,030,142

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Altus Property Ventures Inc (c)	7	1
Ayala Land Inc	2,736,500	1,040,361
SM Prime Holdings Inc	4,141,400	1,636,455
		2,676,817
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	121,090	927,452
TOTAL PHILIPPINES		15,064,079
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	27,015	1,402,419
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Allegro.eu SA (c)(d)(e)	244,864	1,806,771
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	455	1,841,729
TOTAL CONSUMER DISCRETIONARY		3,648,500

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (c)(d)(e)	20,508	2,270,962
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	240,086	3,175,799
Financials - 0.2%
Banks - 0.2%
Alior Bank SA	38,402	889,400
Bank Polska Kasa Opieki SA	76,219	3,005,500
mBank SA (c)	6,074	940,724
Powszechna Kasa Oszczednosci Bank Polski SA	362,364	5,963,285
Santander Bank Polska SA	16,947	2,112,931
		12,911,840
Insurance - 0.0%
Powszechny Zaklad Ubezpieczen SA	250,873	3,084,668
TOTAL FINANCIALS		15,996,508

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (c)	93,996	1,545,556
Construction & Engineering - 0.0%
Budimex SA	5,216	612,870
TOTAL INDUSTRIALS		2,158,426

Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA	57,215	1,769,304
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (c)	364,426	586,279
TOTAL POLAND		31,008,197
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	118,466	2,341,181
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	192,123	3,215,403
Financials - 0.0%
Banks - 0.0%
Banco Espirito Santo SA (Portugal) (c)(f)	82,039	1
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	1,303,590	4,098,715
TOTAL PORTUGAL		9,655,300
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	332,458	1,179,719
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	254,212	1,070,330
Qatar Gas Transport Co Ltd	1,165,639	1,379,494
		2,449,824
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	2,490,532	1,633,450
Commercial Bank of Qatar	1,328,481	1,678,024
Dukhan Bank	747,049	756,486
Qatar International Islamic Bank QSC	398,625	1,164,892
Qatar Islamic Bank QPSC	735,607	4,161,907
Qatar National Bank QPSC	1,910,847	8,764,390
		18,159,149
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	626,951	2,364,196
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	2,335,856	981,560
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	852,619	670,433
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	180,211	783,505
TOTAL QATAR		26,588,386
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	249,833	1,876,612
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (c)(f)	25,459	0
VK IPJSC GDR (c)(d)(f)	12,889	0
		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (Russia) (c)(f)	15,142	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (c)(f)	3,422,762	0
Gazprom PJSC ADR (c)(f)	266,976	2
LUKOIL PJSC (c)(f)	135,807	0
LUKOIL PJSC ADR (c)(f)	625	0
Rosneft Oil Co PJSC (c)(f)	322,313	0
Rosneft Oil Co PJSC GDR (c)(d)(f)	56,929	1
Surgutneftegas PAO (c)(f)	1,105,600	0
Surgutneftegas PAO ADR (c)(f)	71,885	1
Tatneft PJSC (c)(f)	446,514	0
		4
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (c)(f)	3,621,326	0
VTB Bank PJSC (c)(f)	232,170	0
		0
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (c)(f)	524,685	0
TKS Holding MKPAO JSC (c)(f)	1,424	0
		0
TOTAL FINANCIALS		0

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (c)(d)(f)	300	0
Metals & Mining - 0.0%
Alrosa PJSC (c)(f)	846,411	0
GMK Norilskiy Nickel PAO (c)(f)	1,810,200	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (c)(f)	27,948	0
Novolipetsk Steel PJSC (c)(f)	477,930	0
Polyus PJSC (c)(f)	11,075	1
Severstal PAO (c)(f)	60,348	0
Severstal PAO GDR (c)(d)(f)	9,813	0
United Co RUSAL International PJSC (Russia) (c)(f)	1,020,580	0
		1
TOTAL MATERIALS		1

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (c)(f)	12,405,200	1
TOTAL RUSSIA		6
SAUDI ARABIA - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	828,115	9,604,341
Media - 0.0%
Saudi Research & Media Group (c)	14,995	1,062,647
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	156,727	2,419,413
Mobile Telecommunications Co Saudi Arabia	182,521	515,830
		2,935,243
TOTAL COMMUNICATION SERVICES		13,602,231

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Jarir Marketing Co	243,075	830,837
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	16,544	520,487
Food Products - 0.0%
Almarai Co JSC	202,674	3,182,740
Savola Group/The (c)	295	3,067
		3,185,807
TOTAL CONSUMER STAPLES		3,706,294

Energy - 0.2%
Energy Equipment & Services - 0.0%
Ades Holding Co	134,453	643,820
Oil, Gas & Consumable Fuels - 0.2%
Saudi Arabian Oil Co (d)(e)	2,404,105	17,819,106
TOTAL ENERGY		18,462,926

Financials - 0.6%
Banks - 0.6%
Al Rajhi Bank	811,420	21,417,490
Alinma Bank	507,320	4,037,514
Arab National Bank	372,828	2,127,208
Bank Al-Jazira	208,906	1,049,348
Bank AlBilad	253,883	2,700,811
Banque Saudi Fransi	501,048	2,145,421
Riyad Bank	608,914	4,756,760
Saudi Awwal Bank	419,009	4,016,150
Saudi Investment Bank/The	248,182	999,160
Saudi National Bank/The	1,217,041	11,097,342
		54,347,204
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	19,809	1,112,266
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (c)	16,326	756,514
Bupa Arabia for Cooperative Insurance Co	34,258	1,698,880
Co for Cooperative Insurance/The	30,028	1,216,908
		3,672,302
TOTAL FINANCIALS		59,131,772

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	14,299	606,927
Dr Sulaiman Al Habib Medical Services Group Co	36,342	2,831,241
Mouwasat Medical Services Co	39,861	978,803
		4,416,971
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	9,944	726,439
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	9,887	840,897
Elm Co	9,936	3,086,208
		3,927,105
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (c)	52,587	440,245
SABIC Agri-Nutrients Co	96,688	2,964,545
Sahara International Petrochemical Co	154,283	958,433
Saudi Aramco Base Oil Co	21,500	639,721
Saudi Basic Industries Corp	371,978	6,644,767
Saudi Industrial Investment Group	146,861	686,790
Saudi Kayan Petrochemical Co (c)	297,956	541,782
Yanbu National Petrochemical Co	110,373	1,103,524
		13,979,807
Metals & Mining - 0.1%
Saudi Arabian Mining Co (c)	535,166	6,948,725
TOTAL MATERIALS		20,928,532

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (c)	215,819	949,426
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	338,980	1,538,230
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co	60,736	6,623,037
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu	33,633	460,910
TOTAL UTILITIES		8,622,177

TOTAL SAUDI ARABIA		135,304,710
SINGAPORE - 1.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Singapore Telecommunications Ltd	3,079,269	7,523,774
Entertainment - 0.2%
Sea Ltd Class A ADR (c)	153,282	18,668,215
TOTAL COMMUNICATION SERVICES		26,191,989

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	2,487,413	1,377,362
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	824,940	27,001,875
Oversea-Chinese Banking Corp Ltd	1,401,651	17,877,761
United Overseas Bank Ltd	523,409	14,388,333
		59,267,969
Capital Markets - 0.0%
Singapore Exchange Ltd	356,317	3,205,952
TOTAL FINANCIALS		62,473,921

Industrials - 0.1%
Aerospace & Defense - 0.0%
ST Engineering Financial I Ltd	642,724	2,281,176
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (c)	875,363	4,009,163
Industrial Conglomerates - 0.0%
Keppel Ltd	605,420	3,007,541
Passenger Airlines - 0.0%
Singapore Airlines Ltd (b)	619,368	2,889,289
TOTAL INDUSTRIALS		12,187,169

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	283,431	6,417,234
Real Estate - 0.1%
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	1,546,554	2,932,031
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	976,371	1,757,736
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	2,414,021	3,445,942
TOTAL REAL ESTATE		8,135,709

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	373,900	1,529,430
TOTAL SINGAPORE		118,312,814
SOUTH AFRICA - 0.9%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
MTN Group Ltd	702,241	4,307,539
Vodacom Group Ltd	258,597	1,512,456
		5,819,995
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	70,127	14,784,900
Woolworths Holdings Ltd/South Africa	383,203	1,190,993
		15,975,893
Specialty Retail - 0.0%
Pepkor Holdings Ltd (d)(e)	1,012,349	1,395,253
TOTAL CONSUMER DISCRETIONARY		17,371,146

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	139,643	3,555,909
Clicks Group Ltd	97,531	1,866,009
Shoprite Holdings Ltd	208,555	3,183,457
		8,605,375
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	99,295	929,532
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	351,235	3,484,070
Capitec Bank Holdings Ltd	36,027	5,736,184
Nedbank Group Ltd	191,829	2,822,321
Standard Bank Group Ltd	553,579	6,453,268
		18,495,843
Financial Services - 0.1%
FirstRand Ltd	2,091,153	8,507,864
Remgro Ltd	209,057	1,610,734
		10,118,598
Insurance - 0.0%
Discovery Ltd	225,511	2,171,689
Old Mutual Ltd	1,945,813	1,278,555
OUTsurance Group Ltd	343,535	1,152,046
Sanlam Ltd	747,195	3,257,598
		7,859,888
TOTAL FINANCIALS		36,474,329

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	159,798	1,523,577
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	141,731	1,933,445
Materials - 0.3%
Chemicals - 0.0%
Sasol Ltd	236,011	1,094,667
Metals & Mining - 0.3%
Anglo American Platinum Ltd	38,964	1,366,995
Anglo American PLC	526,068	15,403,906
Gold Fields Ltd	370,484	6,329,983
Harmony Gold Mining Co Ltd	236,674	2,692,771
Impala Platinum Holdings Ltd (c)	378,845	2,079,354
Kumba Iron Ore Ltd	26,274	545,721
Sibanye Stillwater Ltd (c)	1,159,555	1,117,444
		29,536,174
TOTAL MATERIALS		30,630,841

TOTAL SOUTH AFRICA		103,288,240
SPAIN - 1.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	219,696	7,358,321
Telefonica SA (b)	1,651,236	6,727,626
		14,085,947
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	186,991	13,772,897
Specialty Retail - 0.2%
Industria de Diseno Textil SA	451,821	24,525,120
TOTAL CONSUMER DISCRETIONARY		38,298,017

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	489,487	5,688,768
Financials - 0.7%
Banks - 0.7%
Banco Bilbao Vizcaya Argentaria SA	2,386,576	27,171,058
Banco de Sabadell SA	2,257,036	5,333,821
Banco Santander SA	6,416,532	32,881,556
CaixaBank SA	1,656,156	10,025,303
		75,411,738
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (c)	122,018	1,050,120
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA (c)	72,895	3,726,616
ACS Actividades de Construccion y Servicios SA rights (c)	72,895	35,996
		3,762,612
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	31,268	6,759,959
TOTAL INDUSTRIALS		10,522,571

Utilities - 0.4%
Electric Utilities - 0.4%
Acciona SA	10,105	1,141,591
Endesa SA	132,485	2,937,092
Iberdrola SA	2,560,549	36,184,569
Redeia Corp SA	167,379	2,819,897
		43,083,149
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (c)	133,326	1,249,652
TOTAL UTILITIES		44,332,801

TOTAL SPAIN		189,389,962
SWEDEN - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	978,323	2,879,082
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	226,757	2,522,635
TOTAL COMMUNICATION SERVICES		5,401,717

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (d)(e)	70,182	5,384,338
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (b)	234,454	3,133,722
TOTAL CONSUMER DISCRETIONARY		8,518,060

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	252,796	6,404,372
Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	656,106	9,290,269
Svenska Handelsbanken AB A Shares	603,162	6,673,193
Swedbank AB A1 Shares	351,165	7,648,618
		23,612,080
Capital Markets - 0.0%
EQT AB	154,265	5,072,694
Financial Services - 0.3%
Industrivarden AB A Shares	51,189	1,820,825
Industrivarden AB C Shares	65,475	2,318,948
Investor AB A Shares	29,103	830,742
Investor AB B Shares	687,390	19,609,071
L E Lundbergforetagen AB B Shares	31,434	1,515,311
		26,094,897
TOTAL FINANCIALS		54,779,671

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (c)	81,323	2,462,911
Health Care Equipment & Supplies - 0.0%
Getinge AB B Shares	93,615	1,841,432
TOTAL HEALTH CARE		4,304,343

Industrials - 1.0%
Aerospace & Defense - 0.0%
Saab AB B Shares	132,766	2,869,954
Building Products - 0.2%
Assa Abloy AB B Shares	415,041	12,715,330
Nibe Industrier AB B Shares (b)	628,741	2,528,505
		15,243,835
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	202,864	2,587,990
Construction & Engineering - 0.0%
Skanska AB B Shares	140,264	3,010,771
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	60,217	1,579,855
Lifco AB B Shares	96,340	3,171,423
		4,751,278
Machinery - 0.8%
Alfa Laval AB	119,739	5,353,147
Atlas Copco AB A Shares	1,099,866	18,374,110
Atlas Copco AB B Shares	658,752	9,847,593
Epiroc AB A Shares	271,352	5,170,993
Epiroc AB B Shares	163,077	2,734,178
Indutrade AB	113,548	3,137,783
Sandvik AB	441,278	9,104,897
SKF AB B Shares	142,013	2,879,247
Trelleborg AB B Shares	88,208	3,333,317
Volvo AB A Shares	82,218	2,276,459
Volvo AB B Shares	658,185	18,135,243
		80,346,967
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	107,595	3,147,948
Beijer Ref AB B Shares	159,543	2,374,195
		5,522,143
TOTAL INDUSTRIALS		114,332,938

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	1,150,244	8,661,195
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	859,954	9,956,321
TOTAL INFORMATION TECHNOLOGY		18,617,516

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB	113,695	3,418,705
Paper & Forest Products - 0.1%
Holmen AB B Shares	31,400	1,190,548
Svenska Cellulosa AB SCA B Shares	250,995	3,458,940
		4,649,488
TOTAL MATERIALS		8,068,193

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (c)	275,608	1,968,664
Sagax AB B Shares	91,397	2,012,947
		3,981,611
TOTAL SWEDEN		224,408,421
SWITZERLAND - 3.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	10,674	6,018,226
Consumer Discretionary - 0.4%
Specialty Retail - 0.0%
Avolta AG	37,479	1,694,075
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	222,522	43,017,660
Swatch Group AG/The	11,832	2,192,006
Swatch Group AG/The	1,045	38,323
		45,247,989
TOTAL CONSUMER DISCRETIONARY		46,942,064

Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut AG	1,500	1,650,288
Chocoladefabriken Lindt & Spruengli AG	408	4,703,816
Chocoladefabriken Lindt & Spruengli AG	44	4,995,443
		11,349,547
Financials - 1.1%
Banks - 0.0%
Banque Cantonale Vaudoise	12,379	1,250,473
Capital Markets - 0.6%
Julius Baer Group Ltd	85,266	5,991,161
Partners Group Holding AG	9,395	14,369,734
UBS Group AG	1,361,264	48,337,390
		68,698,285
Insurance - 0.5%
Baloise Holding AG	17,954	3,282,285
Helvetia Holding AG	15,331	2,684,924
Swiss Life Holding AG	11,883	9,746,474
Zurich Insurance Group AG	60,578	36,708,130
		52,421,813
TOTAL FINANCIALS		122,370,571

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	20,971	7,349,924
Straumann Holding AG	46,200	6,551,883
		13,901,807
Life Sciences Tools & Services - 0.2%
Bachem Holding AG Series B	13,883	890,981
Lonza Group AG	29,914	19,116,056
		20,007,037
Pharmaceuticals - 0.1%
Galderma Group AG (c)	34,500	4,193,412
Sandoz Group AG	169,556	8,124,539
		12,317,951
TOTAL HEALTH CARE		46,226,795

Industrials - 0.6%
Building Products - 0.1%
Geberit AG	13,843	7,763,936
Electrical Equipment - 0.3%
ABB Ltd	654,525	35,640,446
Machinery - 0.1%
Schindler Holding AG	9,794	2,763,720
Schindler Holding AG	16,733	4,850,411
VAT Group AG (d)(e)	11,182	4,338,972
		11,953,103
Marine Transportation - 0.0%
Kuehne + Nagel International AG	20,053	4,570,961
Professional Services - 0.1%
Adecco Group AG	69,851	1,662,852
SGS SA	62,735	6,097,505
		7,760,357
TOTAL INDUSTRIALS		67,688,803

Information Technology - 0.1%
Software - 0.0%
Temenos AG	23,342	1,997,814
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	62,898	6,317,770
TOTAL INFORMATION TECHNOLOGY		8,315,584

Materials - 0.4%
Chemicals - 0.4%
Clariant AG	91,599	1,033,915
DSM-Firmenich AG	76,931	7,853,837
EMS-Chemie Holding AG	2,837	2,013,857
Givaudan SA	3,821	16,727,233
Sika AG	63,077	16,019,285
		43,648,127
Containers & Packaging - 0.0%
SIG Group AG	127,263	2,777,917
TOTAL MATERIALS		46,426,044

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	32,113	3,670,561
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	8,609	1,470,832
TOTAL SWITZERLAND		360,479,027
TAIWAN - 5.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	1,581,000	5,995,431
Entertainment - 0.0%
International Games System Co Ltd	100,000	2,837,336
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	723,000	1,925,274
Taiwan Mobile Co Ltd	758,600	2,529,225
		4,454,499
TOTAL COMMUNICATION SERVICES		13,287,266

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	725,899	1,084,478
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	72,000	938,641
Specialty Retail - 0.0%
Hotai Motor Co Ltd	128,220	2,335,414
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	77,941	1,233,181
Feng TAY Enterprise Co Ltd	197,244	778,893
Pou Chen Corp	904,000	995,641
		3,007,715
TOTAL CONSUMER DISCRETIONARY		7,366,248

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	239,000	1,872,932
Food Products - 0.1%
Uni-President Enterprises Corp	1,997,080	4,709,016
TOTAL CONSUMER STAPLES		6,581,948

Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	2,493,468	1,367,403
CTBC Financial Holding Co Ltd	6,948,579	8,213,697
E.Sun Financial Holding Co Ltd	5,956,156	4,988,294
First Financial Holding Co Ltd	4,645,863	3,893,347
Hua Nan Financial Holdings Co Ltd	3,710,287	3,134,511
Mega Financial Holding Co Ltd	4,940,193	5,769,390
Shanghai Commercial & Savings Bank Ltd/The	1,594,059	2,033,367
SinoPac Financial Holdings Co Ltd	4,513,824	3,085,507
Taishin Financial Holding Co Ltd	4,892,235	2,578,914
Taiwan Business Bank	2,893,601	1,312,710
Taiwan Cooperative Financial Holding Co Ltd	4,404,462	3,243,065
		39,620,205
Financial Services - 0.0%
Chailease Holding Co Ltd	632,759	2,192,655
Yuanta Financial Holding Co Ltd	4,289,956	4,480,629
		6,673,284
Insurance - 0.2%
Cathay Financial Holding Co Ltd	3,979,869	7,969,136
Fubon Financial Holding Co Ltd	3,417,195	9,506,120
KGI Financial Holding Co Ltd	6,701,405	3,478,951
Shin Kong Financial Holding Co Ltd (c)	6,082,764	2,249,492
		23,203,699
TOTAL FINANCIALS		69,497,188

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (c)	97,000	2,004,576
Industrials - 0.1%
Electrical Equipment - 0.0%
Fortune Electric Co Ltd	61,500	1,033,208
Voltronic Power Technology Corp	27,000	1,513,418
Walsin Lihwa Corp	1,151,312	850,708
		3,397,334
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,200,664	1,129,439
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	428,248	2,638,020
Wan Hai Lines Ltd	296,360	674,752
Yang Ming Marine Transport Corp	741,000	1,509,971
		4,822,743
Passenger Airlines - 0.0%
China Airlines Ltd	1,185,490	925,123
Eva Airways Corp	1,140,000	1,632,318
		2,557,441
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	827,000	682,268
TOTAL INDUSTRIALS		12,589,225

Information Technology - 4.5%
Communications Equipment - 0.0%
Accton Technology Corp	209,000	4,766,218
Electronic Equipment, Instruments & Components - 0.5%
AUO Corp	2,675,000	1,144,704
Delta Electronics Inc	812,621	10,515,394
E Ink Holdings Inc	356,000	2,967,480
Hon Hai Precision Industry Co Ltd	5,200,990	27,579,682
Innolux Corp	3,231,119	1,359,263
Largan Precision Co Ltd	42,000	3,446,761
Synnex Technology International Corp	510,500	1,089,655
Unimicron Technology Corp	570,000	2,360,393
Wpg Holding Co Ltd	651,320	1,381,481
Yageo Corp	169,528	2,732,412
Zhen Ding Technology Holding Ltd	274,302	975,737
		55,552,962
Semiconductors & Semiconductor Equipment - 3.6%
Alchip Technologies Ltd	33,000	3,048,789
ASE Technology Holding Co Ltd	1,382,840	7,128,095
eMemory Technology Inc	27,000	2,646,492
Global Unichip Corp	36,000	1,417,574
Globalwafers Co Ltd	112,000	1,146,275
Jentech Precision Industrial Co Ltd	36,000	1,479,609
MediaTek Inc	633,970	27,265,841
Nanya Technology Corp (c)	558,000	498,244
Novatek Microelectronics Corp	243,000	3,792,403
Realtek Semiconductor Corp	205,090	3,354,696
Taiwan Semiconductor Manufacturing Co Ltd	10,264,000	340,176,876
United Microelectronics Corp	4,717,000	5,584,818
Vanguard International Semiconductor Corp	425,581	1,211,397
		398,751,109
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	1,226,288	1,367,855
Advantech Co Ltd	198,411	2,255,838
Asia Vital Components Co Ltd	137,000	2,290,739
Asustek Computer Inc	294,000	5,314,591
Catcher Technology Co Ltd	251,000	1,497,053
Compal Electronics Inc	1,763,000	1,931,049
Gigabyte Technology Co Ltd	226,000	1,696,984
Inventec Corp	1,132,280	1,657,586
Lite-On Technology Corp	882,910	2,869,596
Micro-Star International Co Ltd	302,000	1,641,540
Pegatron Corp	836,000	2,415,615
Quanta Computer Inc	1,128,000	8,881,199
Wistron Corp	1,144,000	3,728,519
Wiwynn Corp	46,000	3,011,500
		40,559,664
TOTAL INFORMATION TECHNOLOGY		499,629,953

Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	1,492,590	1,262,531
Formosa Plastics Corp	1,609,480	1,755,956
Nan Ya Plastics Corp	2,170,780	2,107,637
		5,126,124
Construction Materials - 0.0%
Asia Cement Corp	944,466	1,167,761
TCC Group Holdings Co Ltd	2,848,612	2,734,329
		3,902,090
Metals & Mining - 0.0%
China Steel Corp	4,896,426	2,975,875
TOTAL MATERIALS		12,004,089

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ruentex Development Co Ltd	631,851	800,297
TOTAL TAIWAN		623,760,790
THAILAND - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
True Corp PCL (c)	2,477,330	854,509
True Corp PCL depository receipt (c)	1,918,671	661,810
		1,516,319
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	228,500	1,914,860
Advanced Info Service PCL depository receipt	263,500	2,208,164
Intouch Holdings PCL	142,000	407,808
Intouch Holdings PCL depository receipt	280,400	805,276
		5,336,108
TOTAL COMMUNICATION SERVICES		6,852,427

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp Pcl	249,566	243,947
Central Retail Corp Pcl depository receipt	506,200	494,804
		738,751
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	1,019,598	721,373
Minor International PCL depository receipt	350,000	247,627
		969,000
Specialty Retail - 0.0%
Home Product Center PCL	1,156,167	297,711
Home Product Center PCL depository receipt	1,298,800	334,439
PTT Oil & Retail Business PCL depository receipt	1,150,400	393,532
		1,025,682
TOTAL CONSUMER DISCRETIONARY		2,733,433

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	1,160,500	1,781,052
CP ALL PCL depository receipt	1,298,100	1,992,231
CP AXTRA PCL	40,900	32,212
CP AXTRA PCL depository receipt	793,976	625,310
		4,430,805
Food Products - 0.0%
Charoen Pokphand Foods PCL	706,700	459,056
Charoen Pokphand Foods PCL depository receipt	812,800	527,976
		987,032
TOTAL CONSUMER STAPLES		5,417,837

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PTT Exploration & Production PCL	369,144	1,385,469
PTT Exploration & Production PCL depository receipt	216,300	811,815
PTT PCL	2,584,300	2,403,575
PTT PCL depository receipt	1,594,500	1,482,994
Thai Oil PCL	321,912	246,763
Thai Oil PCL depository receipt	175,010	134,154
		6,464,770
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	247,600	1,173,498
Krung Thai Bank PCL	765,055	517,275
Krung Thai Bank PCL depository receipt	698,100	472,005
SCB X PCL	94,050	347,414
SCB X PCL depository receipt	244,000	901,319
TMBThanachart Bank PCL depository receipt	10,654,900	622,978
		4,034,489
Consumer Finance - 0.0%
Krungthai Card PCL	150,000	224,519
Krungthai Card PCL depository receipt	224,400	335,880
		560,399
TOTAL FINANCIALS		4,594,888

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	2,030,000	1,409,329
Bangkok Dusit Medical Services PCL depository receipt	2,654,300	1,842,749
Bumrungrad Hospital Pcl	104,400	554,318
Bumrungrad Hospital Pcl depository receipt	138,100	733,250
		4,539,646
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	841,000	1,370,067
Airports of Thailand PCL depository receipt	923,500	1,504,467
Bangkok Expressway & Metro PCL	1,583,600	315,415
Bangkok Expressway & Metro PCL depository receipt	1,328,400	264,585
		3,454,534
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Thailand PCL depository receipt	1,295,100	4,791,271
Materials - 0.0%
Chemicals - 0.0%
PTT Global Chemical PCL	534,039	338,076
PTT Global Chemical PCL depository receipt	365,100	231,129
		569,205
Construction Materials - 0.0%
Siam Cement PCL/The	166,100	754,032
Siam Cement PCL/The depository receipt	147,500	669,594
		1,423,626
TOTAL MATERIALS		1,992,831

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	461,500	720,558
Central Pattana PCL depository receipt	388,700	606,891
		1,327,449
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Energy Development PCL	350,400	595,755
Gulf Energy Development PCL depository receipt	879,100	1,494,660
		2,090,415
TOTAL THAILAND		44,259,501
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	496,273	1,496,631
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	29,384	761,954
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	83,015	373,791
Coca-Cola Icecek AS	365,057	581,011
		954,802
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	188,491	2,892,156
TOTAL CONSUMER STAPLES		3,846,958

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	395,882	1,559,441
Financials - 0.1%
Banks - 0.1%
Akbank TAS	1,272,159	2,301,547
Haci Omer Sabanci Holding AS	431,433	1,202,395
Turkiye Is Bankasi AS Class C	3,585,037	1,416,202
Yapi ve Kredi Bankasi AS	1,412,266	1,210,336
		6,130,480
Industrials - 0.1%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	572,525	1,416,728
Industrial Conglomerates - 0.0%
KOC Holding AS	311,645	1,476,272
Turkiye Sise ve Cam Fabrikalari AS	597,709	633,972
		2,110,244
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS	95,900	627,378
Turk Hava Yollari AO (c)	227,160	2,008,906
		2,636,284
TOTAL INDUSTRIALS		6,163,256

Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS	4,647,982	474,585
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	1,127,202	705,656
TOTAL MATERIALS		1,180,241

TOTAL TURKEY		21,138,961
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	1,443,358	6,719,599
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	1,187,264	759,606
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,293,426	1,267,702
TOTAL CONSUMER DISCRETIONARY		2,027,308

Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,326,635	1,950,376
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	1,211,557	3,951,608
Abu Dhabi Islamic Bank PJSC	599,960	2,548,121
Dubai Islamic Bank PJSC	1,189,196	2,492,972
Emirates NBD Bank PJSC	784,323	4,452,195
First Abu Dhabi Bank PJSC	1,827,948	7,236,047
		20,680,943
Health Care - 0.0%
Health Care Providers & Services - 0.0%
NMC Health PLC (c)(f)	30,958	0
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (c)	1,439,787	827,092
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	1,598,936	3,330,164
Emaar Properties PJSC	2,744,461	10,087,046
		13,417,210
TOTAL UNITED ARAB EMIRATES		45,622,528
UNITED KINGDOM - 7.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	2,681,681	4,718,198
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	369,019	3,594,193
Media - 0.1%
Informa PLC	551,274	5,922,057
WPP PLC	446,291	4,242,513
		10,164,570
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	8,830,890	7,523,439
Vodafone Group PLC ADR	36,951	315,562
		7,839,001
TOTAL COMMUNICATION SERVICES		26,315,962

Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
Next PLC	49,368	6,091,757
Diversified Consumer Services - 0.0%
Pearson PLC	247,164	4,100,645
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	702,325	24,198,182
Entain PLC	251,797	2,206,651
InterContinental Hotels Group PLC	65,926	8,790,665
Whitbread PLC	74,403	2,595,057
		37,790,555
Household Durables - 0.1%
Barratt Redrow PLC	573,496	3,238,959
Berkeley Group Holdings PLC	41,421	1,981,783
Persimmon PLC	132,917	2,086,416
Taylor Wimpey PLC	1,445,155	2,140,273
		9,447,431
Specialty Retail - 0.0%
JD Sports Fashion PLC	1,058,015	1,169,105
Kingfisher PLC	763,961	2,320,936
		3,490,041
TOTAL CONSUMER DISCRETIONARY		60,920,429

Consumer Staples - 1.6%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	85,694	6,731,264
Diageo PLC	921,063	27,438,877
		34,170,141
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	740,478	2,335,694
Marks & Spencer Group PLC	848,115	3,513,406
Tesco PLC	2,834,690	13,046,359
		18,895,459
Food Products - 0.0%
Associated British Foods PLC	137,741	3,248,331
Household Products - 0.2%
Reckitt Benckiser Group PLC	286,146	18,922,486
Personal Care Products - 0.5%
Unilever PLC	1,027,662	58,861,442
Tobacco - 0.4%
British American Tobacco PLC	824,814	32,725,298
Imperial Brands PLC	332,301	11,207,736
		43,933,034
TOTAL CONSUMER STAPLES		178,030,893

Financials - 2.0%
Banks - 1.3%
Barclays PLC	6,016,980	22,052,217
HSBC Holdings PLC	7,534,379	78,689,979
Lloyds Banking Group PLC	25,386,052	19,518,472
NatWest Group PLC	2,922,300	15,580,708
Standard Chartered PLC	869,605	11,695,772
		147,537,148
Capital Markets - 0.5%
3i Group PLC	403,015	19,362,197
Hargreaves Lansdown PLC	143,690	1,964,228
London Stock Exchange Group PLC	197,927	29,453,129
Schroders PLC	329,674	1,447,019
		52,226,573
Financial Services - 0.0%
M&G PLC	950,226	2,456,516
Wise PLC Class A (c)	276,036	3,812,744
		6,269,260
Insurance - 0.2%
Admiral Group PLC	107,995	3,619,398
Aviva PLC	1,109,813	7,072,934
Legal & General Group PLC	2,444,640	7,344,377
Phoenix Group Holdings PLC	286,256	1,854,503
		19,891,212
TOTAL FINANCIALS		225,924,193

Health Care - 0.9%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	361,364	4,582,504
Pharmaceuticals - 0.9%
Astrazeneca PLC	641,754	90,086,625
TOTAL HEALTH CARE		94,669,129

Industrials - 1.2%
Aerospace & Defense - 0.5%
BAE Systems PLC	1,251,224	18,913,800
Melrose Industries PLC	533,474	4,056,038
Rolls-Royce Holdings PLC (c)	3,521,136	26,254,134
		49,223,972
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	1,045,250	5,119,162
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	1,105,393	5,566,422
DCC PLC	40,861	2,837,159
Smiths Group PLC	142,340	3,646,229
		12,049,810
Machinery - 0.0%
Spirax Group PLC	30,650	3,076,337
Professional Services - 0.4%
Intertek Group PLC	66,870	4,236,809
RELX PLC	771,208	38,295,479
		42,532,288
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	181,035	11,910,129
Bunzl PLC	138,840	5,935,653
		17,845,782
TOTAL INDUSTRIALS		129,847,351

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	157,473	5,941,481
Software - 0.1%
Sage Group PLC/The	416,135	6,955,219
TOTAL INFORMATION TECHNOLOGY		12,896,700

Materials - 0.1%
Chemicals - 0.0%
Croda International PLC	55,025	2,266,433
Metals & Mining - 0.1%
Anglogold Ashanti Plc (South Africa)	207,769	6,256,101
TOTAL MATERIALS		8,522,534

Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	289,571	2,100,378
Industrial REITs - 0.1%
Segro PLC	531,946	4,731,682
TOTAL REAL ESTATE		6,832,060

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	458,467	9,236,063
Multi-Utilities - 0.3%
Centrica PLC	2,141,651	3,783,992
National Grid PLC	2,024,775	24,563,060
		28,347,052
Water Utilities - 0.0%
Severn Trent PLC	111,449	3,491,951
United Utilities Group PLC	280,704	3,546,732
		7,038,683
TOTAL UTILITIES		44,621,798

TOTAL UNITED KINGDOM		788,581,049
UNITED STATES - 6.7%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (c)	63,412	34,784,653
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	813,634	10,940,756
Consumer Staples - 1.0%
Food Products - 0.9%
JBS S/A	324,600	1,968,468
Nestle SA	1,084,161	92,089,321
		94,057,789
Personal Care Products - 0.1%
Haleon PLC	3,561,983	16,603,170
TOTAL CONSUMER STAPLES		110,660,959

Energy - 1.1%
Energy Equipment & Services - 0.0%
Tenaris SA	169,489	3,203,206
Oil, Gas & Consumable Fuels - 1.1%
BP PLC	6,695,092	34,635,689
Shell PLC	2,567,913	84,316,790
		118,952,479
TOTAL ENERGY		122,155,685

Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	124,854	19,110,236
Health Care - 2.9%
Biotechnology - 0.3%
CSL Ltd	200,518	34,617,997
Legend Biotech Corp ADR (c)	30,254	1,152,677
		35,770,674
Health Care Equipment & Supplies - 0.2%
Alcon AG	206,775	19,007,634
Life Sciences Tools & Services - 0.0%
QIAGEN NV	88,952	3,958,299
Pharmaceuticals - 2.4%
GSK PLC	1,716,393	29,898,874
Novartis AG	815,844	85,399,967
Roche Holding AG	290,825	91,427,233
Roche Holding AG	13,254	4,415,332
Sanofi SA	472,783	51,383,003
		262,524,409
TOTAL HEALTH CARE		321,261,016

Industrials - 0.8%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	94,803	4,089,963
Construction & Engineering - 0.1%
Ferrovial SE	197,443	8,479,853
Electrical Equipment - 0.5%
Schneider Electric SE	226,363	57,411,269
Professional Services - 0.2%
Experian PLC	380,763	18,756,263
TOTAL INDUSTRIALS		88,737,348

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (c)	17,870	6,629,413
Monday.com Ltd (c)	15,457	3,948,645
		10,578,058
Materials - 0.2%
Construction Materials - 0.2%
Holcim AG	215,750	21,623,332
James Hardie Industries PLC depository receipt (c)	177,820	5,976,723
		27,600,055
TOTAL UNITED STATES		745,828,766
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	293,710	3,676,048
TOTAL COMMON STOCKS (Cost $9,233,291,944)		11,030,867,444

Non-Convertible Corporate Bonds - 0.0%
		Principal Amount (a)	Value ($)
INDIA - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
NTPC Ltd 8.49% 3/25/2025 (Cost $13,959)	INR	69,696	4,219

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	183,306	1,804,725
FRANCE - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Air Liquide SA	9,586	1,674,500
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	23,338	1,780,707
Dr Ing hc F Porsche AG (d)(e)	47,096	2,998,567
Porsche Automobil Holding SE	63,178	2,496,846
Volkswagen AG	84,504	8,616,532
		15,892,652
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	69,201	6,046,079
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	10,827	3,144,940
TOTAL GERMANY		25,083,671
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	9,076	997,252
Hyundai Motor Co Series 2	14,155	1,605,573
		2,602,825
Consumer Staples - 0.0%
Personal Care Products - 0.0%
LG H&H Co Ltd	862	76,593
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	333,971	9,771,141
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	3,195	303,117
TOTAL KOREA (SOUTH)		12,753,676
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (c)(f)	2,913,333	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $51,570,561)		41,316,572

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (h) (Cost $7,522,433)	4.46	7,540,000	7,524,872

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.37	400	400
Fidelity Securities Lending Cash Central Fund (i)(j)	4.37	43,472,868	43,477,215
TOTAL MONEY MARKET FUNDS (Cost $43,477,615)			43,477,615

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $9,335,876,512)	11,123,190,722
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(22,173,528)
NET ASSETS - 100.0%	11,101,017,194

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	159	Mar 2025	18,845,475	19,934	19,934
ICE MSCI Emerging Markets Index Contracts (United States)	162	Mar 2025	8,832,240	100,630	100,630
TME S&P/TSX 60 Index Contracts (Canada)	12	Mar 2025	2,547,053	16,787	16,787

TOTAL FUTURES CONTRACTS					137,351
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Currency Abbreviations
INR	-	Indian Rupee

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $270,563,415 or 2.4% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $261,954,968 or 2.4% of net assets.

(f)	Level 3 security
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $941,108.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	263,134,946	646,344,903	909,479,449	2,752,462	-	-	400	400	0.0%
Fidelity Securities Lending Cash Central Fund	42,238,423	126,993,399	125,754,607	148,889	-	-	43,477,215	43,472,868	0.2%
Total	305,373,369	773,338,302	1,035,234,056	2,901,351	-	-	43,477,615	43,473,268

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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